UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.2%
Aerospace - 0.2%
BE Aerospace, Inc., 5.25%, 2022	$3,792,000	$3,991,080
Bombardier, Inc., 4.25%, 2016 (z)	1,108,000	1,141,240

		$5,132,320
Airlines - 0.6%
Continental Airlines, Inc., 7.25%, 2019	$1,889,030	$2,191,274
Continental Airlines, Inc., FRN, 0.66%, 2013	15,842,581	15,771,289

		$17,962,563
Apparel Manufacturers - 0.7%
PVH Corp., 7.375%, 2020	$18,298,000	$20,699,613
PVH Corp., 4.5%, 2022	3,190,000	3,174,050

		$23,873,663
Asset-Backed & Securitized - 1.4%
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019 (z)	$1,776,752	$1,750,989
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040 (z)	1,902,620	1,199,360
BlackRock Capital Finance LP, 7.75%, 2026 (n)	432,791	55,185
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	3,656,746	3,684,538
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	3,139,923
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	409,846	414,456
Falcon Franchise Loan LLC, FRN, 6.542%, 2025 (i)(z)	2,426,872	381,504
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,254,529	2,265,801
GMAC LLC, FRN, 6.02%, 2033 (z)	1,456,195	1,481,337
GMAC LLC, FRN, 7.718%, 2034 (d)(n)(q)	3,212,000	2,318,743
Greenwich Capital Commercial Funding Corp., FRN, 5.867%, 2038	2,125,000	2,384,579
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051	9,792,112	10,370,610
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.812%, 2049	1,467,768	1,692,457
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	4,734,928	414,306
KKR Financial CLO Ltd., “C”, FRN, 1.76%, 2021 (n)	3,651,630	3,396,016
LB Commercial Conduit Mortgage Trust, FRN, 1.218%, 2030 (i)	4,087,052	75,071
LB Commercial Conduit Mortgage Trust, FRN, 2.065%, 2030 (i)	6,072,992	191,026
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.741%, 2050	3,070,000	3,482,464
Morgan Stanley Capital I, Inc., FRN, 1.179%, 2030 (i)(n)	12,232,154	252,374
Prudential Securities Secured Financing Corp., FRN, 7.206%, 2013 (z)	3,239,237	3,244,320
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,877,584	1,768,083

		$43,963,142
Automotive - 5.6%
American Honda Finance Corp., 2.125%, 2017 (n)	$13,328,000	$13,723,388
Daimler Finance North America LLC, 1.65%, 2015 (n)	5,000,000	5,056,900
Daimler Finance North America LLC, 1.25%, 2016 (z)	10,000,000	10,007,450
Delphi Corp., 6.125%, 2021	10,729,000	11,801,900
Ford Motor Co., 4.75%, 2043	7,000,000	6,570,501
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	6,111,783
Ford Motor Credit Co. LLC, 4.207%, 2016	3,610,000	3,842,116
Ford Motor Credit Co. LLC, 3.984%, 2016	4,112,000	4,360,130
Harley Davidson Financial Services, 1.15%, 2015 (n)	9,393,000	9,424,363
Harley-Davidson Financial Services, 3.875%, 2016 (n)	12,070,000	12,887,079
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,919,542
Hyundai Capital America, 4%, 2017 (n)	10,225,000	10,973,245
Hyundai Capital America, 2.125%, 2017 (n)	11,618,000	11,624,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 2020	$12,266,000	$13,707,255
Lear Corp., 4.75%, 2023 (z)	1,350,000	1,343,250
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	15,896,000	16,061,255
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,417,900
Volkswagen International Finance N.V., 1.15%, 2015 (n)	12,178,000	12,224,776
Volkswagen International Finance N.V., 2.375%, 2017 (n)	11,500,000	11,802,910

		$180,860,272
Biotechnology - 0.5%
Life Technologies Corp., 6%, 2020	$15,483,000	$17,107,647

Broadcasting - 1.0%
CBS Corp., 8.875%, 2019	$4,240,000	$5,703,860
CBS Corp., 5.75%, 2020	1,010,000	1,185,985
CBS Corp., 3.375%, 2022	2,755,000	2,792,887
News America, Inc., 8.5%, 2025	4,931,000	6,758,389
News America, Inc., 6.15%, 2041	3,000,000	3,655,494
WPP Finance, 8%, 2014	2,744,000	3,021,045
WPP Finance, 4.75%, 2021	3,500,000	3,766,753
WPP Finance, 3.625%, 2022	4,361,000	4,336,434

		$31,220,847
Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 2017	$3,705,000	$3,708,783
TD Ameritrade Holding Co., 4.15%, 2014	5,138,000	5,464,160

		$9,172,943
Building - 1.2%
Mohawk Industries, Inc., 6.375%, 2016	$21,082,000	$23,849,013
Mohawk Industries, Inc., 3.85%, 2023	11,265,000	11,263,592
Owens Corning, Inc., 6.5%, 2016	3,021,000	3,379,819

		$38,492,424
Business Services - 0.4%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$12,299,000	$12,607,041

Cable TV - 3.5%
CCO Holdings LLC, 5.25%, 2022	$18,106,000	$17,924,940
Comcast Corp., 4.65%, 2042	10,372,000	10,398,241
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,109,186
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,921,347
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	4,856,680
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	8,893,644
Myriad International Holdings B.V., 6.375%, 2017 (n)	18,201,000	20,385,120
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	8,130,048
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,691,935
Time Warner Cable, Inc., 4.5%, 2042	13,352,000	12,414,716
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,445,810
Videotron Ltee, 5%, 2022	13,220,000	13,814,900
Virgin Media Finance PLC, 5.25%, 2022	2,915,000	3,046,175
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,400,079

		$113,432,821

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 2.4%
Ashland, Inc., 4.75%, 2022 (n)	$6,302,000	$6,475,305
CF Industries Holdings, Inc., 7.125%, 2020	16,654,000	20,852,973
Dow Chemical Co., 8.55%, 2019	18,554,000	25,021,776
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,758,065
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,421,000

		$78,529,119
Computer Software - 0.1%
Seagate Technology HDD Holdings, 6.8%, 2016	$2,800,000	$3,150,000

Conglomerates - 0.8%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$4,687,000	$5,094,769
Pentair Finance S.A., 1.35%, 2015 (n)	7,298,000	7,289,301
Roper Industries, Inc., 1.85%, 2017	12,204,000	12,169,499

		$24,553,569
Construction - 0.2%
D.R. Horton, Inc., 4.75%, 2017	$5,000,000	$5,368,750

Consumer Products - 0.7%
Mattel, Inc., 5.45%, 2041	$8,647,000	$9,490,558
Newell Rubbermaid, Inc., 2.05%, 2017	6,178,000	6,183,017
Newell Rubbermaid, Inc., 4.7%, 2020	5,052,000	5,542,943

		$21,216,518
Consumer Services - 1.1%
eBay, Inc., 4%, 2042	$10,840,000	$10,053,623
Experian Finance PLC, 2.375%, 2017 (n)	18,068,000	18,393,423
Service Corp. International, 7%, 2019	5,550,000	6,098,063

		$34,545,109
Containers - 1.4%
Ball Corp., 5%, 2022	$5,537,000	$5,869,220
Crown Americas LLC, 7.625%, 2017	24,644,000	26,078,034
Crown Americas LLC, 4.5%, 2023 (z)	7,355,000	7,244,675
Greif, Inc., 6.75%, 2017	5,864,000	6,538,360

		$45,730,289
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$12,124,383

Electronics - 0.9%
Intel Corp., 1.35%, 2017	$9,642,000	$9,609,449
Jabil Circuit, Inc., 4.7%, 2022	3,601,000	3,691,025
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,927,213
Tyco Electronics Group S.A., 3.5%, 2022	11,088,000	11,229,139

		$27,456,826
Emerging Market Quasi-Sovereign - 1.1%
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	$663,000	$735,759
CNPC General Capital Ltd., 2.75%, 2017 (z)	13,441,000	13,954,648
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,151,782
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,840,215
Rosneft, 3.149%, 2017 (z)	5,623,000	5,630,029

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Rosneft, 4.199%, 2022 (n)	$9,333,000	$9,333,000

		$34,645,433
Energy - Independent - 3.0%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,868,755
EQT Corp., 4.875%, 2021	4,449,000	4,756,617
Hess Corp., 8.125%, 2019	1,452,000	1,858,426
Noble Energy, Inc., 4.15%, 2021	13,080,000	14,157,256
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	8,087,939
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,623,665
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	5,193,615
Plains Exploration & Production Co., 6.875%, 2023	18,800,000	21,502,500
QEP Resources, Inc., 5.375%, 2022	7,241,000	7,711,665
QEP Resources, Inc., 5.25%, 2023	1,860,000	1,953,000
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,492,698

		$95,206,136
Energy - Integrated - 1.0%
BP Capital Markets PLC, 0.7%, 2015	$15,875,000	$15,849,076
BP Capital Markets PLC, 4.5%, 2020	1,753,000	1,995,200
Murphy Oil Corp., 2.5%, 2017	13,691,000	13,745,299

		$31,589,575
Entertainment - 0.1%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,526,210

Financial Institutions - 4.4%
CIT Group, Inc., 5%, 2017	$2,500,000	$2,668,750
CIT Group, Inc., 4.25%, 2017	9,647,000	9,984,645
CIT Group, Inc., 5.25%, 2018	2,885,000	3,086,950
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,341,760
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,222,050
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,724,039
General Electric Capital Corp., 2.15%, 2015	10,000,000	10,279,090
General Electric Capital Corp., 1%, 2015	7,500,000	7,535,820
General Electric Capital Corp., 1%, 2016	9,154,000	9,150,302
General Electric Capital Corp., 1.6%, 2017	9,117,000	9,095,174
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,973,373
General Electric Capital Corp., 3.15%, 2022	14,000,000	13,879,488
International Lease Finance Corp., 5.875%, 2022	15,000,000	16,141,575
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,768,570
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,257,565
SLM Corp., 6.25%, 2016	4,180,000	4,599,283
SLM Corp., 6%, 2017	15,703,000	17,352,914
SLM Corp., 8%, 2020	2,532,000	2,930,790

		$141,992,138
Food & Beverages - 6.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$12,630,000	$16,670,994
Campbell Soup Co., 2.5%, 2022	2,137,000	2,077,786
Conagra Foods, Inc., 1.35%, 2015	4,693,000	4,715,733
Conagra Foods, Inc., 1.9%, 2018	13,950,000	14,008,088
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,618,745
Constellation Brands, Inc., 4.625%, 2023	901,000	917,894
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	12,661,000	13,745,389

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Heineken N.V., 1.4%, 2017 (n)	$9,086,000	$9,012,013
Ingredion, Inc., 1.8%, 2017	5,634,000	5,618,495
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,615,293
Kraft Foods Group, Inc., 2.25%, 2017	10,744,000	11,061,571
Kraft Foods Group, Inc., 6.5%, 2040	3,950,000	5,057,319
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,374,375
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,210,679
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	4,156,658
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	11,931,339
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,989,225
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	5,093,940
Tyson Foods, Inc., 6.6%, 2016	12,881,000	14,801,415
Tyson Foods, Inc., 4.5%, 2022	8,026,000	8,631,281
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	9,969,778

		$194,278,010
Food & Drug Stores - 1.1%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,842,797
CVS Caremark Corp., 5.75%, 2017	978,000	1,156,614
CVS Caremark Corp., 2.75%, 2022	12,500,000	12,303,600
CVS Caremark Corp., 5.75%, 2041	9,305,000	11,266,894
Walgreen Co., 1.8%, 2017	9,384,000	9,407,948

		$35,977,853
Forest & Paper Products - 1.5%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$7,303,000	$8,033,300
Georgia-Pacific Corp., 5.4%, 2020 (n)	13,758,000	16,204,571
International Paper Co., 6%, 2041	6,640,000	7,634,333
Packaging Corp. of America, 3.9%, 2022	16,288,000	16,645,570

		$48,517,774
Gaming & Lodging - 1.5%
Carnival Corp., 1.2%, 2016	$15,000,000	$14,996,850
Carnival Corp., 1.875%, 2017	4,565,000	4,555,030
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	6,118,000	6,270,950
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	2,843,000	2,978,043
Wyndham Worldwide Corp., 6%, 2016	87,000	97,949
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	19,073,091

		$47,971,913
Insurance - 1.9%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,784,108
American International Group, Inc., 3.8%, 2017	7,167,000	7,725,524
American International Group, Inc., 6.4%, 2020	8,987,000	11,002,919
MetLife, Inc., 1.756%, 2017	3,956,000	3,967,781
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,864,044
Pacific Lifecorp, 5.125%, 2043 (n)	3,386,000	3,285,483
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,772,045
Unum Group, 7.125%, 2016	11,200,000	13,085,901
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,852,891

		$60,340,696
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 2017	$3,281,000	$3,274,648
CIGNA Corp., 2.75%, 2016	9,534,000	10,022,436

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - continued
CIGNA Corp., 5.375%, 2042	$4,300,000	$4,801,419
Humana, Inc., 7.2%, 2018	10,075,000	12,333,452
Wellpoint Inc., 4.65%, 2043	3,000,000	2,992,197
Wellpoint, Inc., 1.875%, 2018	9,382,000	9,431,481

		$42,855,633
Insurance - Property & Casualty - 1.8%
Aon Corp., 6.25%, 2040	$1,832,000	$2,331,379
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,496,969
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	2,022,852
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,998,825
CNA Financial Corp., 7.35%, 2019	1,220,000	1,540,485
CNA Financial Corp., 5.875%, 2020	6,010,000	6,975,404
Marsh & McLennan Cos., Inc., 4.8%, 2021	8,500,000	9,438,086
Swiss Re Ltd. , 4.25%, 2042 (n)	4,903,000	4,770,099
XL Group PLC, 5.75%, 2021	6,890,000	7,963,503
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,552,119
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,121,360
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	5,207,780

		$57,418,861
Machinery & Tools - 0.5%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,426,895

Major Banks - 7.5%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$8,100,000	$8,258,938
Bank of America Corp., 1.5%, 2015	18,180,000	18,227,504
Bank of America Corp., 2%, 2018	25,000,000	24,811,300
Bank of America Corp., 5.65%, 2018	4,060,000	4,688,041
Bank of America Corp., 7.625%, 2019	1,290,000	1,640,390
Bank of America Corp., 5.625%, 2020	360,000	417,531
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,790,906
Goldman Sachs Group, Inc., 1.6%, 2015	12,052,000	12,111,260
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,646,116
Goldman Sachs Group, Inc., 3.625%, 2023	22,937,000	22,898,718
JPMorgan Chase & Co., 1.1%, 2015	20,000,000	20,021,120
JPMorgan Chase & Co., 2%, 2017	13,489,000	13,628,099
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,687,141
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,467,927
JPMorgan Chase & Co., 3.25%, 2022	3,915,000	3,919,729
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,431,334
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,645,083
Morgan Stanley, 5.75%, 2016	5,924,000	6,646,580
Morgan Stanley, 5.5%, 2021	13,755,000	15,484,389
PNC Funding Corp., 5.625%, 2017	7,355,000	8,429,492
Royal Bank of Scotland PLC, 2.55%, 2015	10,358,000	10,679,471
Wachovia Corp., 6.605%, 2025	7,936,000	10,050,000
Wells Fargo & Co., 2.625%, 2016	13,081,000	13,805,504
Wells Fargo & Co., 1.5%, 2018	10,000,000	9,975,240

		$240,361,813
Medical & Health Technology & Services - 2.6%
Davita, Inc., 6.625%, 2020	$15,982,000	$17,420,380
Davita, Inc., 5.75%, 2022	4,648,000	4,880,400
Express Scripts Holding Co., 2.65%, 2017	5,000,000	5,181,770

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Express Scripts Holding Co., 3.9%, 2022	$11,171,000	$11,838,333
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,656,500
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,174,250
HCA, Inc., 4.75%, 2023	13,591,000	13,675,944
McKesson Corp., 5.7%, 2017	5,010,000	5,868,038
McKesson Corp., 7.5%, 2019	920,000	1,184,954
McKesson Corp., 2.7%, 2022	2,842,000	2,785,092
Thermo Fisher Scientific, Inc., 3.15%, 2023	1,177,000	1,148,929

		$83,814,590
Metals & Mining - 1.4%
BHP Billiton Finance Ltd., 5.5%, 2014	$100,000	$105,801
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	3,016,000	2,939,306
Southern Copper Corp., 6.75%, 2040	18,301,000	21,409,150
Southern Copper Corp., 5.25%, 2042	5,080,000	4,957,064
Vale Overseas Ltd., 5.625%, 2019	14,499,000	16,474,996

		$45,886,317
Natural Gas - Distribution - 0.9%
AmeriGas Finance LLC, 7%, 2022	$16,552,000	$18,124,440
ONEOK, Inc., 4.25%, 2022	10,000,000	10,665,540

		$28,789,980
Natural Gas - Pipeline - 4.7%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$11,038,189
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	10,007,149
El Paso Pipeline Partners LP, 4.7%, 2042	7,000,000	6,661,711
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	6,263,145
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,107,131
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,765,107
Energy Transfer Partners LP, 6.5%, 2042	2,418,000	2,789,344
Energy Transfer Partners LP, 5.15%, 2043	8,888,000	8,801,857
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,338,068
Enterprise Products Partners LP, 5.65%, 2013	2,434,000	2,451,311
Enterprise Products Partners LP, 1.25%, 2015	7,242,000	7,297,821
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,322,525
Enterprise Products Partners LP, 4.45%, 2043	4,527,000	4,301,130
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,188,718
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,685,440
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,200,133
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,743,089
Kinder Morgan Energy Partners LP, 6.85%, 2020	4,303,000	5,344,111
Kinder Morgan Energy Partners LP, 5.3%, 2020	5,745,000	6,610,576
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,618,437
Kinder Morgan Energy Partners LP, 5%, 2042	4,530,000	4,568,804
NiSource Finance Corp., 3.85%, 2023	10,894,000	11,112,457
ONEOK Partners LP, 2%, 2017	7,668,000	7,728,562
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,136,423
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,726,820
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,593,985
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,635,593
TransCanada PipeLines Ltd., 0.875%, 2015	5,000,000	5,024,175
Williams Cos., Inc., 3.7%, 2023	8,118,000	7,994,566

		$152,056,377

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 2.0%
AT&T, Inc., 1.4%, 2017	$11,221,000	$11,136,831
AT&T, Inc., 5.35%, 2040	1,600,000	1,753,443
AT&T, Inc., 5.55%, 2041	5,474,000	6,178,405
British Telecommunications PLC, 2%, 2015	5,000,000	5,123,265
CenturyLink, Inc., 7.6%, 2039	22,647,000	23,130,581
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,709,938
Verizon Communications, Inc., 6%, 2041	4,310,000	5,348,770

		$65,381,233
Oil Services - 0.4%
Schlumberger Investment S.A., 2.4%, 2022 (n)	$5,368,000	$5,214,405
Transocean, Inc., 2.5%, 2017	8,676,000	8,705,611

		$13,920,016
Oils - 0.6%
Phillips 66, 5.875%, 2042	$6,745,000	$7,944,221
Tesoro Corp., 5.375%, 2022	12,172,000	12,658,880

		$20,603,101
Other Banks & Diversified Financials - 4.6%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$3,982,584
American Express Centurion Bank, 0.875%, 2015	10,000,000	9,982,230
American Express Co., 2.65%, 2022 (n)	1,650,000	1,601,807
American Express Credit Corp., 2.8%, 2016	8,000,000	8,451,152
American Express Credit Corp., 2.375%, 2017	6,255,000	6,485,897
BB&T Corp., 3.95%, 2016	2,500,000	2,722,850
BB&T Corp., 1.45%, 2018	10,094,000	10,049,859
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,591,291
Capital One Financial Corp., 1%, 2015	12,000,000	11,948,088
Capital One Financial Corp., 8.8%, 2019	7,000,000	9,588,642
Citigroup, Inc., 1.25%, 2016	7,324,000	7,287,358
Discover Bank, 7%, 2020	13,145,000	16,155,915
Fifth Third Bancorp, 3.5%, 2022	5,404,000	5,592,437
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,848,282
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,689,647
Svenska Handelsbanken AB, 2.875%, 2017	8,191,000	8,643,201
Swedbank AB, 2.125%, 2017 (n)	12,318,000	12,533,269
U.S. Bancorp, 3%, 2022	2,601,000	2,664,178
U.S. Bancorp, 2.95%, 2022	8,970,000	8,893,136

		$147,711,823
Personal Computers & Peripherals - 0.7%
Equifax, Inc., 3.3%, 2022	$17,496,000	$17,127,149
Motorola Solutions, Inc., 3.75%, 2022	3,801,000	3,811,198

		$20,938,347
Pharmaceuticals - 3.5%
AbbVie, Inc., 1.75%, 2017 (n)	$20,000,000	$20,043,480
Amgen, Inc., 2.3%, 2016	3,000,000	3,122,091
Celgene Corp., 2.45%, 2015	3,438,000	3,567,379
Celgene Corp., 1.9%, 2017	19,032,000	19,270,376
Hospira, Inc., 6.05%, 2017	5,884,000	6,787,765
Mylan Laboratories, Inc., 7.625%, 2017 (n)	17,523,000	19,610,550
Mylan, Inc., 3.125%, 2023 (n)	19,000,000	18,459,640
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	3,780,000	3,978,424

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance LLC, 2.25%, 2020	$5,553,000	$5,540,317
Watson Pharmaceuticals, Inc., 1.875%, 2017	3,180,000	3,191,712
Watson Pharmaceuticals, Inc., 3.25%, 2022	4,118,000	4,109,422
Watson Pharmaceuticals, Inc., 4.625%, 2042	4,240,000	4,240,437

		$111,921,593
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$7,199,136

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 3%, 2019	$1,878,000	$1,931,786

Printing & Publishing - 1.1%
Moody’s Corp., 4.5%, 2022	$14,469,000	$15,101,903
Pearson Funding Four PLC, 3.75%, 2022 (n)	6,576,000	6,784,130
Pearson PLC, 5.5%, 2013 (n)	1,930,000	1,951,520
Pearson PLC, 4%, 2016 (n)	9,720,000	10,401,275

		$34,238,828
Railroad & Shipping - 1.2%
Burlington Northern Santa Fe LLC, 3.05%, 2022	$3,500,000	$3,553,109
Canadian Pacific Railway Co., 7.25%, 2019	11,151,000	14,082,776
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,629,263
CSX Corp., 7.375%, 2019	5,360,000	6,800,902
CSX Corp., 4.4%, 2043	4,000,000	3,931,716
Kansas City Southern, 8%, 2018	4,243,000	4,646,085

		$39,643,851
Real Estate - 4.9%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,431,594
Boston Properties LP, REIT, 3.85%, 2023	9,626,000	10,084,602
DDR Corp., REIT, 4.625%, 2022	3,149,000	3,390,865
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,356,138
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	16,164,826
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,351,115
HCP, Inc., REIT, 2.625%, 2020	5,470,000	5,456,123
HCP, Inc., REIT, 5.375%, 2021	12,036,000	13,946,667
Health Care REIT, Inc., 2.25%, 2018	8,631,000	8,667,009
Health Care REIT, Inc., 4.125%, 2019	7,764,000	8,385,757
Health Care REIT, Inc., 5.125%, 2043	5,000,000	4,931,035
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,865,466
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,880,230
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	9,465,000	9,369,290
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,397,169
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	8,195,227
Ventas Realty LP, REIT, 2%, 2018	11,322,000	11,299,005
Ventas Realty LP, REIT, 4%, 2019	6,657,000	7,146,842
WEA Finance LLC, REIT, 6.75%, 2019 (n)	13,693,000	16,890,521

		$157,209,481
Restaurants - 0.3%
Darden Restaurants, Inc., 3.35%, 2022	$9,086,000	$8,623,468

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 3.4%
AutoZone, Inc., 3.7%, 2022	$8,867,000	$9,150,123
Dollar General Corp., 4.125%, 2017	23,009,000	24,274,495
Gap, Inc., 5.95%, 2021	28,607,000	32,285,689
Kohl’s Corp., 4%, 2021	6,914,000	6,946,074
Kohl’s Corp., 3.25%, 2023	11,293,000	10,596,685
Limited Brands, Inc., 7%, 2020	11,059,000	12,717,850
Limited Brands, Inc., 5.625%, 2022	7,521,000	8,085,075
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,211,108

		$108,267,099
Specialty Chemicals - 1.2%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,280,814
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	273,000	287,674
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	18,646,000	20,790,290
SIBUR Securities Ltd., 3.914%, 2018 (z)	7,608,000	7,571,201

		$37,929,979
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,006,066
Advance Auto Parts, Inc., 4.5%, 2022	4,668,000	4,774,332

		$10,780,398
Telecommunications - Wireless - 1.6%
America Movil S.A.B. de C.V., 3.125%, 2022	$3,344,000	$3,322,304
American Tower Corp., REIT, 3.5%, 2023	3,999,000	3,904,783
American Tower Corp., REIT, 4.625%, 2015	10,110,000	10,851,235
American Tower Corp., REIT, 4.5%, 2018	5,760,000	6,359,760
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,594,216
CC Holdings GS V LLC, 2.381%, 2017 (n)	5,000,000	5,008,865
Crown Castle International Corp., 5.25%, 2023 (n)	4,570,000	4,798,500
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,954,011
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,589,066
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,347,962
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,693,852

		$50,424,554
Tobacco - 2.2%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$8,948,000	$9,083,204
B.A.T. International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,650,152
Lorillard Tobacco Co., 2.3%, 2017	9,055,000	9,128,355
Lorillard Tobacco Co., 8.125%, 2019	17,790,000	22,679,190
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	6,058,050
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,816,854
Reynolds American, Inc., 4.75%, 2042	5,190,000	5,073,178

		$70,488,983
Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,682,703
ERAC USA Finance Co., 7%, 2037 (n)	4,707,000	5,959,151
ERAC USA Finance Co., 5.625%, 2042 (n)	2,420,000	2,672,762

		$10,314,616
Utilities - Electric Power - 2.8%
American Electric Power Co., Inc., 1.65%, 2017	$9,244,000	$9,238,749
Calpine Corp., 7.875%, 2020 (n)	14,009,000	15,444,923

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
CenterPoint Energy, Inc., 5.95%, 2017	$4,600,000	$5,300,539
CMS Energy Corp., 2.75%, 2014	4,220,000	4,273,459
CMS Energy Corp., 6.25%, 2020	6,891,000	8,134,054
CMS Energy Corp., 5.05%, 2022	5,159,000	5,749,179
Dominion Resources, Inc., 4.9%, 2041	4,300,000	4,733,453
Duke Energy Corp., 1.625%, 2017	6,837,000	6,840,856
Enersis S.A., 7.375%, 2014	4,189,000	4,394,491
Exelon Corp., 4.9%, 2015	2,000,000	2,174,180
NextEra Energy Capital Co., 1.2%, 2015	1,330,000	1,340,677
Oncor Electric Delivery Co., 4.1%, 2022	3,410,000	3,674,098
PPL Corp., 4.2%, 2022	6,378,000	6,739,365
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,370,974
PSEG Power LLC, 5.32%, 2016	1,727,000	1,954,505
System Energy Resources, Inc., 5.129%, 2014 (z)	608,462	615,702
Waterford 3 Funding Corp., 8.09%, 2017	3,142,776	3,229,818

		$90,209,022
Total Bonds		$3,115,893,764

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	54,816,916	$54,816,916
Total Investments		$3,170,710,680

Other Assets, Less Liabilities - 1.1%		36,355,890
Net Assets - 100.0%		$3,207,066,570

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $610,790,050 representing 19.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019	1/15/10	$1,382,026	$1,750,989
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040	3/01/06	1,902,620	1,199,360
Bombardier, Inc., 4.25%, 2016	1/09/13	1,108,000	1,141,240
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	13,439,970	13,954,648
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	349,041	414,456
Crown Americas LLC, 4.5%, 2023	1/03/13	7,355,000	7,244,675
Daimler Finance North America LLC, 1.25%, 2016	1/07/13	9,987,933	10,007,450
Falcon Franchise Loan LLC, FRN, 6.542%, 2025	1/29/03	194,995	381,504
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,189,653	2,265,801
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,456,195	1,481,337
Lear Corp., 4.75%, 2023	1/14/13	1,350,000	1,343,250
Prudential Securities Secured Financing Corp., FRN, 7.206%, 2013	12/06/04	3,253,677	3,244,320

11

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Rosneft, 3.149%, 2017	11/29/12	$5,623,000	$5,630,029
SIBUR Securities Ltd., 3.914%, 2018	1/24/13	7,590,500	7,571,201
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,860,808	1,768,083
System Energy Resources, Inc., 5.129%, 2014	4/16/04	608,462	615,702
Total Restricted Securities			$60,014,045
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$34,645,433	$—	$34,645,433
U.S. Corporate Bonds	—	2,531,911,922	—	2,531,911,922
Residential Mortgage-Backed Securities	—	55,185	—	55,185
Commercial Mortgage-Backed Securities	—	31,196,797	—	31,196,797
Asset-Backed Securities (including CDOs)	—	12,711,161	—	12,711,161
Foreign Bonds	—	505,373,266	—	505,373,266
Mutual Funds	54,816,916	—	—	54,816,916
Total Investments	$54,816,916	$3,115,893,764	$—	$3,170,710,680

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,045,238,690
Gross unrealized appreciation	143,759,206
Gross unrealized depreciation	(18,287,216)
Net unrealized appreciation (depreciation)	$125,471,990

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,095,062	905,052,565	(929,330,711)	54,816,916

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$200,875	$54,816,916

14

QUARTERLY REPORT

January 31, 2013

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.2%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.66%, 2013	$3,861,036	$3,843,662

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.061%, 2013	$2,235,000	$2,244,119

Asset-Backed & Securitized - 7.8%
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019 (z)	$285,870	$281,725
ARI Fleet Lease Trust, “A”, FRN, 0.756%, 2020 (n)	3,069,168	3,077,651
ARI Fleet Lease Trust, “A”, FRN, 0.506%, 2021 (n)	6,527,182	6,528,886
Bayview Commercial Asset Trust, FRN, 0.514%, 2035 (z)	1,089,695	796,707
Bayview Commercial Asset Trust, FRN, 0.474%, 2036 (z)	924,822	710,145
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	4,742,868	43,612
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,340,629
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	902,328	920,382
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040 (z)	911,048	574,300
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,778,809	1,792,328
Chesapeake Funding LLC, “A”, FRN, 1.956%, 2021 (z)	1,135,880	1,142,309
Chesapeake Funding LLC, “A”, FRN, 0.958%, 2023 (z)	5,970,000	5,999,635
CNH Equipment Trust, “A2”, 0.45%, 2016	3,000,000	2,999,979
Commercial Mortgage Asset Trust, FRN, 0.674%, 2032 (i)(z)	11,220,689	64,295
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018 (z)	908,780	908,963
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	1,215,000	1,233,093
Credit-Based Asset Servicing & Securitization LLC, 4.833%, 2035	740,910	713,248
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.853%, 2037 (d)(q)	2,679,254	1,460,250
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.685%, 2037 (d)(q)	3,845,294	2,010,716
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	79,162	79,175
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.556%, 2016	5,090,000	5,091,664
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	2,291,975	2,295,150
Gramercy Real Estate Ltd., CDO, FRN, 0.621%, 2035 (z)	944,537	878,419
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	996,667	1,000,693
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,045,368
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	7,160,000	7,165,012
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	2,020,000	2,026,313
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	1,777,797	1,784,210
IMPAC CMB Trust, FRN, 0.944%, 2034	336,381	323,532
IMPAC CMB Trust, FRN, 1.124%, 2034	354,086	296,198
IMPAC Secured Assets Corp., FRN, 0.554%, 2036	983,259	970,981
Interstar Millennium Trust, FRN, 0.709%, 2036	354,423	341,173
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	3,885,475	3,955,833
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.291%, 2037	1,192,632	1,222,376
LB Commercial Conduit Mortgage Trust, FRN, 1.419%, 2035 (i)	3,988,096	150,985
Mercedes Benz Master Owner Trust, FRN, 0.476%, 2016 (n)	7,280,000	7,280,000
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,031,243	464,100
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	488,197	488,924
Morgan Stanley Capital I, Inc., FRN, 1.128%, 2031 (i)(z)	1,559,168	1,339
Nationslink Funding Corp., FRN, 1.626%, 2030 (i)	2,659,827	12,528
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,493,250
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.927%, 2035 (d)(q)	2,134,259	1,095,037
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	1,000,181	1,000,918
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	3,020,000	3,021,042
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,909,808	1,914,439
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	7,690,000	7,695,329

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Smart Trust, “A2B”, FRN, 0.756%, 2014 (n)	$2,791,460	$2,796,242
Smart Trust, “A2B”, FRN, 0.536%, 2015 (n)	5,550,000	5,554,165
Thornburg Mortgage Securities Trust, FRN, 0.884%, 2043	1,331,543	1,320,448
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	1,082,003	1,126,086

		$98,489,782
Automotive - 4.0%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,059,797
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,814,166
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,727,324
American Honda Finance Corp., 1%, 2015 (n)	3,060,000	3,075,753
Daimler Finance North America LLC, FRN, 1.635%, 2013 (n)	2,590,000	2,602,846
Daimler Finance North America LLC, FRN, 1.51%, 2013 (n)	4,020,000	4,040,816
Daimler Finance North America LLC, FRN, 0.92%, 2014 (n)	3,960,000	3,970,510
Ford Motor Credit Co. LLC, 4.207%, 2016	3,170,000	3,373,825
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,932,751
Hyundai Capital America, 1.625%, 2015 (n)	4,490,000	4,520,936
RCI Banque S.A., FRN, 2.175%, 2014 (n)	4,820,000	4,818,250
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,695,370
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,345,621
Volkswagen International Finance N.V., FRN, 1.06%, 2014 (n)	4,520,000	4,541,845
Volkswagen International Finance N.V., FRN, 0.911%, 2014 (n)	3,740,000	3,738,691

		$51,258,501
Banks & Diversified Financials (Covered Bonds) - 2.2%
Australia & New Zealand Banking Group, FRN, 0.915%, 2015 (n)	$1,940,000	$1,944,957
Bank of Nova Scotia, 1.45%, 2013 (n)	1,540,000	1,547,854
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,403,988
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,496,000
Commonwealth Bank of Australia, 0.75%, 2016 (n)	2,540,000	2,532,634
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,511,200
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	3,800,000	3,776,820
Norddeutsche Landesbank, 0.875%, 2015 (n)	2,400,000	2,403,962
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,379,554
Stadshypotek AB, FRN, 0.861%, 2013 (n)	4,200,000	4,213,087

		$28,210,056
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$2,100,000	$2,133,524
Vivendi S.A., 2.4%, 2015 (n)	2,580,000	2,629,046
WPP Finance, 8%, 2014	4,550,000	5,009,386

		$9,771,956
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,902,420
BlackRock, Inc., 1.375%, 2015	1,740,000	1,770,643
Franklin Resources, Inc., 1.375%, 2017	1,222,000	1,223,248

		$6,896,311
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,441,506

Cable TV - 0.7%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,350,748
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,189,342

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
DIRECTV Holdings LLC, 2.4%, 2017	$3,360,000	$3,428,514

		$8,968,604
Chemicals - 0.9%
Dow Chemical Co., 7.6%, 2014	$2,584,000	$2,806,537
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,395,377
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,230,901

		$11,432,815
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,272,979

Conglomerates - 1.5%
ABB Finance (USA), Inc., 1.625%, 2017	$1,659,000	$1,673,543
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,066,796
General Electric Co., 0.85%, 2015	1,260,000	1,261,997
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,425,000	4,552,869
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,124,131
Pentair Finance S.A., 1.35%, 2015 (n)	3,140,000	3,136,257
United Technologies Corp., FRN, 0.811%, 2015	2,560,000	2,583,974

		$18,399,567
Consumer Products - 1.6%
Clorox Co., 5%, 2013	$5,850,000	$5,869,007
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	3,150,000	3,163,743
Mattel, Inc., 5.625%, 2013	3,330,000	3,348,152
Mattel, Inc., 2.5%, 2016	2,030,000	2,114,515
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,379,833
Newell Rubbermaid, Inc., 2.05%, 2017	2,748,000	2,750,231
Phillips Electronics N.V., 7.25%, 2013	400,000	413,084

		$20,038,565
Consumer Services - 1.0%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,498,205
Experian Finance PLC, 2.375%, 2017 (n)	2,889,000	2,941,034
Western Union Co., 2.375%, 2015	1,970,000	2,001,829
Western Union Co., FRN, 0.89%, 2013	4,190,000	4,191,865

		$12,632,933
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,765,511

Electronics - 1.0%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,757,777
Broadcom Corp., 1.5%, 2013	1,400,000	1,411,764
Intel Corp., 1.35%, 2017	6,765,000	6,742,161
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,202,998

		$13,114,700
Emerging Market Quasi-Sovereign - 2.4%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$1,008,370
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,724,761
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,494,993
Korea Development Bank, 1%, 2016	3,000,000	2,979,975
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,644,798

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Korea Gas Corp., 2.25%, 2017 (n)	$2,750,000	$2,782,565
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,372,835
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,698,077
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,874,190
Rosneft, 3.149%, 2017 (z)	2,539,000	2,542,174

		$30,122,738
Emerging Market Sovereign - 0.8%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,724,000
State of Qatar, 5.15%, 2014	3,000,000	3,144,000
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,664,224

		$10,532,224
Energy - Independent - 1.1%
ConocoPhillips, 5.5%, 2013	$1,700,000	$1,716,451
Encana Corp., 5.9%, 2017	3,360,000	3,972,659
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,757,108
Hess Corp., 7%, 2014	3,740,000	3,963,603

		$13,409,821
Energy - Integrated - 2.5%
BG Energy Capital PLC, 2.875%, 2016 (n)	$3,830,000	$4,077,721
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,614,465
BP Capital Markets PLC, 0.7%, 2015	1,142,000	1,140,135
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,297,173
Chevron Corp., 1.104%, 2017	3,658,000	3,656,614
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,172,203
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,162,795
Shell International Finance B.V., 1.125%, 2017	3,430,000	3,422,214
Total Capital International S.A., 1.5%, 2017	1,670,000	1,688,874
TOTAL S.A., 3%, 2015	2,810,000	2,959,604

		$31,191,798
Entertainment - 0.2%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,118,845

Financial Institutions - 2.0%
General Electric Capital Corp., 4.8%, 2013	$1,820,000	$1,839,909
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,059,343
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,240,842
General Electric Capital Corp., 0.91%, 2015	2,500,000	2,507,068
General Electric Capital Corp., 0.905%, 2016	3,270,000	3,279,512
General Electric Capital Corp., FRN, 1.155%, 2014	6,000,000	6,048,636
LeasePlan Corp. N.V., 3%, 2017 (n)	3,370,000	3,405,722
NYSE Euronext, 2%, 2017	3,266,000	3,334,560

		$25,715,592
Food & Beverages - 5.4%
Anheuser-Busch InBev S.A., 3.625%, 2015	$1,350,000	$1,436,442
Anheuser-Busch InBev S.A., 0.8%, 2016	1,260,000	1,258,755
Anheuser-Busch InBev S.A., 1.375%, 2017	5,370,000	5,389,182
Anheuser-Busch InBev S.A., FRN, 1.04%, 2013	2,000,000	2,002,288
Campbell Soup Co., FRN, 0.613%, 2014	4,570,000	4,584,921
Coca Cola Co., 0.75%, 2013	1,570,000	1,575,117
Conagra Foods, Inc., 5.875%, 2014	2,000,000	2,117,668

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Diageo Capital PLC, 7.375%, 2014	$3,520,000	$3,742,777
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,772,512
General Mills, Inc., 5.25%, 2013	2,100,000	2,152,847
General Mills, Inc., 5.2%, 2015	1,990,000	2,179,577
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,532,300
Heineken N.V., 0.8%, 2015 (n)	2,810,000	2,812,945
Ingredion, Inc., 3.2%, 2015	1,025,000	1,074,025
Ingredion, Inc., 1.8%, 2017	2,092,000	2,086,243
Kellogg Co., 4.45%, 2016	1,209,000	1,333,810
Kraft Foods Group, Inc. , 1.625%, 2015	5,170,000	5,256,230
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,389,072
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,392,318
Mondelez International, Inc., 6.75%, 2014	1,100,000	1,167,930
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,013,413
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,569,619
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,222,655
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,677,024

		$68,739,670
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,507,811
Walgreen Co., 1%, 2015	4,120,000	4,122,303

		$6,630,114
Gaming & Lodging - 0.5%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,373,026
Wyndham Worldwide Corp., 2.95%, 2017	3,473,000	3,530,395

		$5,903,421
Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,185,411

Insurance - 3.0%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,085,169
American International Group, Inc., 3.65%, 2014	2,670,000	2,744,701
American International Group, Inc., 3%, 2015	3,360,000	3,489,373
Lincoln National Corp., 4.3%, 2015	2,060,000	2,221,232
MassMutual Global Funding, FRN, 0.685%, 2014 (n)	2,870,000	2,876,911
MetLife, Inc., 1.756%, 2017	1,199,000	1,202,571
MetLife, Inc., FRN, 1.563%, 2013	5,570,000	5,603,838
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,269,296
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,538,098
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,309,585
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,655,311
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,916,122

		$37,912,207
Insurance - Health - 0.6%
Aetna, Inc., 1.5%, 2017	$674,000	$672,695
UnitedHealth Group, Inc., 4.875%, 2013	4,500,000	4,505,350
WellPoint, Inc., 5%, 2014	120,000	129,152
WellPoint, Inc., 1.25%, 2015	2,400,000	2,417,621

		$7,724,818

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$2,890,000	$3,037,026
Allstate Corp., 6.2%, 2014	1,490,000	1,593,475
Aon Corp., 3.5%, 2015	3,200,000	3,364,080
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,724,581
Berkshire Hathaway, Inc., FRN, 1.01%, 2014	3,210,000	3,240,938

		$14,960,100
International Market Quasi-Sovereign - 6.4%
Achmea Hypotheekbank N.V., FRN, 0.663%, 2014 (n)	$2,500,000	$2,500,000
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,079,860
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,974,075
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,552,848
Finance for Danish Industry A.S., FRN, 0.68%, 2013 (n)	3,500,000	3,503,605
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,842,665
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,931,740
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,172,911
Kommunalbanken A.S., 1.75%, 2015 (n)	1,000,000	1,029,900
Kommunalbanken A.S., FRN, 0.43%, 2016 (n)	4,360,000	4,355,021
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,097,971
Kommunalbanken AS, 1%, 2015 (n)	3,000,000	3,030,600
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,108,842
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,822,230
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,568,011
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,826,934
Statoil A.S.A., 2.9%, 2014	4,380,000	4,553,343
Statoil A.S.A., 1.8%, 2016	2,350,000	2,420,448
Swedish Export Credit Corp., FRN, 1.06%, 2014	8,640,000	8,723,004
Vestjysk Bank A/S, FRN, 0.858%, 2013 (n)	2,940,000	2,945,674
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,517,336

		$80,557,018
International Market Sovereign - 1.0%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,582,920
Kingdom of Spain, 3.625%, 2013	6,790,000	6,804,123
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,735,086

		$13,122,129
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,746,225
Province of Ontario, 2.3%, 2016	4,700,000	4,937,820

		$8,684,045
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,274,470

Major Banks - 12.3%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$407,394
ABN AMRO Bank N.V., FRN, 2.072%, 2014 (n)	4,850,000	4,911,789
ANZ National (International) Ltd., FRN, 1.309%, 2013 (n)	3,630,000	3,659,290
Bank of America Corp., 7.375%, 2014	1,075,000	1,159,469
Bank of America Corp., 4.5%, 2015	1,000,000	1,064,480
Bank of America Corp., 1.5%, 2015	3,060,000	3,067,996
Bank of America Corp., 1.25%, 2016	5,250,000	5,219,340
Bank of America Corp., 6.5%, 2016	2,625,000	3,035,180
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,968,855

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Barclays Bank PLC, 5.2%, 2014	$3,660,000	$3,884,256
Barclays Bank PLC, FRN, 1.345%, 2014	2,360,000	2,374,877
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,797,669
Credit Suisse New York, 5.5%, 2014	4,630,000	4,909,559
Credit Suisse New York, FRN, 1.265%, 2014	3,000,000	3,020,112
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,117,977
Goldman Sachs Group, Inc., 5.125%, 2015	3,930,000	4,216,890
Goldman Sachs Group, Inc., 1.6%, 2015	3,690,000	3,708,144
Goldman Sachs Group, Inc., FRN, 1.312%, 2014	2,000,000	2,006,042
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,655,647
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,701,688
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,824,977
ING Bank N.V., FRN, 1.358%, 2013 (n)	2,140,000	2,141,806
ING Bank N.V., FRN, 1.623%, 2013 (n)	4,750,000	4,786,171
ING Bank N.V., FRN, 1.95%, 2015 (n)	3,680,000	3,742,324
JPMorgan Chase & Co., 2%, 2017	2,087,000	2,108,521
JPMorgan Chase & Co., FRN, 1.102%, 2014	2,110,000	2,125,445
JPMorgan Chase & Co., FRN, 1.058%, 2014	4,620,000	4,657,177
KeyCorp, 3.75%, 2015	3,850,000	4,116,035
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,364,635
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,441,657
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,755,236
Morgan Stanley, 6%, 2014	2,060,000	2,183,614
Morgan Stanley, 6%, 2015	3,290,000	3,582,359
Morgan Stanley, FRN, 1.902%, 2014	3,290,000	3,315,669
National Australia Bank Ltd., 2%, 2015	4,810,000	4,927,609
PNC Funding Corp., 3.625%, 2015	2,300,000	2,430,139
Royal Bank of Canada, 0.8%, 2015	3,000,000	3,003,237
Royal Bank of Scotland PLC, 2.55%, 2015	1,000,000	1,031,036
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,324,851
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,119,933
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,936,418
Standard Chartered PLC, FRN, 1.26%, 2014 (n)	2,700,000	2,707,911
State Street Corp., 4.3%, 2014	3,750,000	3,940,717
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,770,000	3,814,735
Wachovia Corp., 5.5%, 2013	2,250,000	2,277,981
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,422,010
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,372,210
Westpac Banking Corp., 2%, 2017	1,780,000	1,821,780

		$156,162,847
Medical & Health Technology & Services - 2.2%
Baxter International, Inc., 1.85%, 2017	$2,610,000	$2,672,924
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,084,191
Catholic Health Initiatives, 1.6%, 2017	2,480,000	2,495,607
Covidien International Finance S.A., 1.875%, 2013	2,670,000	2,684,666
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,474,119
Express Scripts Holding Co., 2.1%, 2015	4,225,000	4,316,826
McKesson Corp., 0.95%, 2015	3,090,000	3,097,753
McKesson Corp., 3.25%, 2016	4,190,000	4,475,301
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,056,236

		$27,357,623

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,013,600
ArcelorMittal, 6.5%, 2014	2,710,000	2,839,608
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,380,527
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	3,680,000	3,706,927
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,309,443

		$13,250,105
Mortgage-Backed - 3.2%
Fannie Mae, 5.5%, 2014 - 2019	$1,958,457	$2,091,836
Fannie Mae, 7%, 2015 - 2016	397,084	422,122
Fannie Mae, 5.136%, 2016	733,581	814,258
Fannie Mae, 5.724%, 2016	2,067,426	2,331,264
Fannie Mae, 6.5%, 2016 - 2017	930,847	1,006,792
Fannie Mae, 1.114%, 2017	4,070,000	4,096,076
Fannie Mae, 6%, 2017	968,934	1,041,047
Fannie Mae, 4.5%, 2018 - 2023	2,811,998	3,023,886
Fannie Mae, 5%, 2018 - 2023	2,299,670	2,484,970
Fannie Mae, 5%, 2020 (f)	2,313,401	2,503,172
Fannie Mae, FRN, 2.647%, 2033	733,981	772,855
Fannie Mae, FRN, 2.73%, 2033	112,255	113,629
Fannie Mae, FRN, 2.835%, 2033	121,287	127,697
Freddie Mac, 7.5%, 2015	102,890	103,184
Freddie Mac, 1.655%, 2016	281,484	288,736
Freddie Mac, 6%, 2016 - 2017	695,048	746,023
Freddie Mac, 5.5%, 2017 - 2025	2,732,047	2,962,738
Freddie Mac, 5%, 2018 - 2020	2,416,303	2,592,330
Freddie Mac, TBA, 2.5%, 2028	12,064,000	12,441,000
Ginnie Mae, FRN, 1.75%, 2032	165,225	172,303

		$40,135,918
Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$4,630,000	$4,606,572

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,175,231
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,578,833
Enterprise Products Operating LP, 3.2%, 2016	740,000	785,928
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,352,564

		$11,892,556
Network & Telecom - 2.0%
AT&T, Inc., 0.8%, 2015	$4,010,000	$4,008,877
AT&T, Inc., 2.4%, 2016	2,750,000	2,868,113
BellSouth Corp., 5.2%, 2014	1,277,000	1,367,610
France Telecom, 4.375%, 2014	2,390,000	2,507,667
France Telecom, 2.125%, 2015	1,900,000	1,952,518
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,954,365
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,507,745
Verizon Communications, Inc., 5.25%, 2013	2,770,000	2,796,326
Verizon Communications, Inc., 0.7%, 2015	3,210,000	3,209,127
Verizon Communications, Inc., 2%, 2016	2,610,000	2,701,243

		$25,873,591

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.7%
Noble Corp., 5.875%, 2013	$3,800,000	$3,855,556
Noble Corp., 3.45%, 2015	2,270,000	2,388,571
Transocean, Inc., 2.5%, 2017	1,970,000	1,976,724

		$8,220,851
Oils - 0.2%
Phillips 66, 1.95%, 2015	$2,680,000	$2,733,471

Other Banks & Diversified Financials - 7.4%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,151,260
American Express Centurion Bank, FRN, 0.76%, 2015	2,750,000	2,753,779
American Express Credit Corp., FRN, 1.411%, 2015	2,400,000	2,444,674
BB&T Corp., 2.05%, 2014	2,000,000	2,034,490
BBVA Senior Finance S.A. Unipersonal, FRN, 2.435%, 2014	3,500,000	3,507,067
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,787,688
Capital One Financial Corp., FRN, 1.454%, 2014	4,550,000	4,595,923
Capital One Financial Corp., FRN, 0.953%, 2015	2,000,000	2,004,348
Citigroup, Inc., 5.5%, 2013	4,770,000	4,813,302
Citigroup, Inc., 6.375%, 2014	2,380,000	2,564,514
Citigroup, Inc., 6.01%, 2015	1,880,000	2,047,942
Citigroup, Inc., 1.25%, 2016	6,000,000	5,969,982
Intesa Sanpaolo S.p.A., 3.125%, 2016	3,600,000	3,573,040
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	2,490,000	2,506,827
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,432,732
National Bank of Canada, 1.5%, 2015	2,970,000	3,014,892
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,839,000
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,934,862
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,259,201
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,704,543
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,241,378
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,508,188
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,743,874
Swedbank AB, 2.125%, 2017 (n)	3,925,000	3,993,593
UBS AG, 2.25%, 2013	4,000,000	4,037,292
Union Bank, 3%, 2016	1,910,000	2,015,396

		$93,479,787
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,163,355

Pharmaceuticals - 2.8%
AbbVie, Inc., FRN, 1.072%, 2015 (n)	$4,440,000	$4,507,941
Amgen, Inc., 2.3%, 2016	3,570,000	3,715,288
Celgene Corp., 2.45%, 2015	5,312,000	5,511,901
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,456,077
Sanofi, 1.2%, 2014	650,000	657,910
Sanofi, FRN, 0.62%, 2014	5,000,000	5,016,385
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,428,842
Teva Pharmaceutical Finance III, FRN, 1.212%, 2013	3,680,000	3,701,237
Watson Pharmaceuticals, Inc., 1.875%, 2017	2,240,000	2,248,250
Wyeth, 5.5%, 2014	3,400,000	3,568,875

		$35,812,706

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,149,743
Pearson PLC, 5.5%, 2013 (n)	780,000	788,697

		$5,938,440
Real Estate - 1.0%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$3,057,692
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,800,265
Health Care REIT, Inc., 2.25%, 2018	1,686,000	1,693,034
Mack-Cali Realty LP, 2.5%, 2017	2,000,000	2,017,780
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,060,575
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,935,000	1,915,433

		$12,544,779
Retailers - 1.2%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,124,364
Home Depot, Inc., 5.25%, 2013	3,470,000	3,616,212
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	2,922,529
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	3,044,606

		$15,707,711
Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,150,000
Airgas, Inc., 4.5%, 2014	5,480,000	5,798,432
Ecolab, Inc., 2.375%, 2014	2,570,000	2,644,317
Ecolab, Inc., 1%, 2015	2,520,000	2,532,504

		$12,125,253
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,145,295

Supermarkets - 0.8%
Kroger Co., 5%, 2013	$2,453,000	$2,474,699
Safeway, Inc., 6.25%, 2014	2,450,000	2,574,639
Tesco PLC, 2%, 2014 (n)	3,510,000	3,587,136
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,971,328

		$10,607,802
Supranational - 1.5%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,496,664
European Investment Bank, 1.25%, 2013	6,470,000	6,506,879
European Investment Bank, 3%, 2014	3,730,000	3,846,078
Inter-American Development Bank, 3%, 2014	3,980,000	4,115,503

		$18,965,124
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,617,001
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,829,269
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,855,697
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,877,735
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,273,018

		$13,452,720
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$3,892,255
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,604,116

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
B.A.T. International Finance PLC, 1.4%, 2015 (n)	$2,820,000	$2,851,821
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,742,748
Reynolds American, Inc., 1.05%, 2015	2,650,000	2,648,352

		$15,739,292
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,493,941
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,925,663
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,499,981

		$8,919,585
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 5.1%, 2016	$483,964	$504,445
Small Business Administration, 5.46%, 2016	563,362	588,712
Small Business Administration, 5.68%, 2016	482,086	506,502
Small Business Administration, 5.94%, 2016	211,813	227,320
Small Business Administration, 5.37%, 2016	354,955	372,696

		$2,199,675
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 2017	$2,570,000	$2,568,540
DTE Energy Co., FRN, 1.01%, 2013	1,880,000	1,882,645
Duke Energy Corp., 5.65%, 2013	4,010,000	4,084,486
Duke Energy Corp., 6.3%, 2014	2,000,000	2,107,680
Duke Energy Corp., 3.35%, 2015	960,000	1,009,880
Duke Energy Corp., 1.625%, 2017	1,410,000	1,410,795
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,408,917
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,607,238
Georgia Power Co., 6%, 2013	1,120,000	1,165,091
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,316,623
NextEra Energy Capital Co., 1.2%, 2015	3,610,000	3,638,981
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,627,326
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,422,096
Northeast Utilities, FRN, 1.059%, 2013	3,500,000	3,515,214
PG&E Corp., 5.75%, 2014	3,100,000	3,273,891
PPL WEM Holdings PLC, 3.9%, 2016 (n)	4,710,000	4,961,288
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,115,668
PSEG Power LLC, 2.75%, 2016	2,570,000	2,682,119
Southern Co., 4.15%, 2014	2,260,000	2,360,177
Southern Co., 2.375%, 2015	2,530,000	2,632,085

		$56,790,740
Total Bonds		$1,256,391,786

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	16,907,447	$16,907,447
Total Investments		$1,273,299,233

Other Assets, Less Liabilities - (0.5)%		(6,459,283)
Net Assets - 100.0%		$1,266,839,950

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

11

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $416,851,508, representing 32.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019	5/11/11	$266,300	$281,725
Bayview Commercial Asset Trust, FRN, 0.514%, 2035	6/09/05	1,089,695	796,707
Bayview Commercial Asset Trust, FRN, 0.474%, 2036	2/23/06	924,822	710,145
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	359,192	43,612
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040	3/01/06	911,048	574,300
Chesapeake Funding LLC, “A”, FRN, 1.956%, 2021	8/09/12	1,147,210	1,142,309
Chesapeake Funding LLC, “A”, FRN, 0.958%, 2023	5/10/12	5,970,000	5,999,635
Commercial Mortgage Asset Trust, FRN, 0.674%, 2032	8/25/03	71,943	64,295
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018	11/23/11	903,442	908,963
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	1,214,875	1,233,093
Gramercy Real Estate Ltd., CDO, FRN, 0.621%, 2035	6/21/05-1/18/07	944,583	878,419
Morgan Stanley Capital I, Inc., FRN, 1.128%, 2031	6/10/03	19,753	1,339
Rosneft, 3.149%, 2017	11/29/12	2,539,000	2,542,174
Total Restricted Securities			$15,176,716
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 1/31/13

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	101	$12,497,172	March - 2013	$69,084

At January 31, 2013, the fund had liquid securities with an aggregate value of $60,968 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,199,675	$—	$2,199,675
Non-U.S. Sovereign Debt	—	153,299,233	—	153,299,233
U.S. Corporate Bonds	—	580,611,353	—	580,611,353
Residential Mortgage-Backed Securities	—	52,573,708	—	52,573,708
Commercial Mortgage-Backed Securities	—	9,543,811	—	9,543,811
Asset-Backed Securities (including CDOs)	—	76,508,181	—	76,508,181
Foreign Bonds	—	381,655,825	—	381,655,825
Mutual Funds	16,907,447	—	—	16,907,447
Total Investments	$16,907,447	$1,256,391,786	$—	$1,273,299,233

Other Financial Instruments
Futures Contracts	$69,084	$—	$—	$69,084

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,264,087,113
Gross unrealized appreciation	24,977,107
Gross unrealized depreciation	(15,764,987)
Net unrealized appreciation (depreciation)	$9,212,120

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,878,364	237,105,954	(287,076,871)	16,907,447

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,467	$16,907,447

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	56.7%
United Kingdom	7.5%
France	4.8%
Australia	3.7%
Netherlands	3.6%
Canada	3.0%
Germany	3.0%
Sweden	2.3%
Norway	2.0%
Other Countries	13.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

January 31, 2013

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.3%
Airport Revenue - 5.2%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,358,881
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,066,000
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	826,714
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	482,184
Broward County, FL, Airport System Rev., “Q-1”, 3%, 2015	550,000	582,175
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2015	1,000,000	1,116,300
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2016	150,000	165,998
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2016	850,000	974,372
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2017	250,000	281,238
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2017	700,000	822,514
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2015	11,850,000	12,542,396
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2016	7,460,000	8,019,127
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,135,200
Dallas Fort Worth, TX, International Airport Rev., “A”, AMBAC, 6%, 2013	1,000,000	1,040,660
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 2014	600,000	645,378
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2015	300,000	324,423
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2018	5,415,000	6,052,237
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2016	1,000,000	1,143,510
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 2017	1,250,000	1,383,188
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,227,140
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,146,766
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,574,160
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,593,390
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2018	2,000,000	2,343,800
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2019	1,875,000	2,211,056
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2020	1,750,000	2,078,528
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2022	1,985,000	2,368,839
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,042,040
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,417,976
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2020	500,000	603,525
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2022	1,100,000	1,339,492
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2023	1,400,000	1,708,854
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,180,980

		$62,799,041
General Obligations - General Purpose - 8.9%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,594,200
Chandler, AZ, 5%, 2022	1,000,000	1,178,790
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,740,350
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,092,870
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,589,350
Commonwealth of Massachusetts, “A”, FRN, 0.47%, 2013	3,000,000	3,000,000
Commonwealth of Massachusetts, “D”, 0.54%, 2018	1,500,000	1,496,415
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,147,000
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,077,381
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	1,965,333
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,249,920
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,183,750
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,749,448
Henry County, GA, 5%, 2014	1,080,000	1,151,777
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,141,247
Mecklenburg County, NC, “A”, 5%, 2021	5,000,000	6,388,700

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Mecklenburg County, NC, “A”, 5%, 2022	$5,000,000	$6,444,850
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, “A”, 4%, 2017	4,000,000	4,554,840
New York, NY, “F”, 5%, 2013	3,185,000	3,259,816
New York, NY, “F”, ETM, 5%, 2013 (c)	815,000	834,348
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	973,294
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	738,995
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,037,530
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	788,896
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,325,456
State of California, 5%, 2017	7,000,000	8,171,100
State of Hawaii, “EA”, 5%, 0	2,500,000	3,122,100
State of Illinois, AGM, 5%, 2015	2,000,000	2,146,280
State of Illinois, AGM, 5%, 2016	2,750,000	3,035,863
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,455,365
State of Maryland, “C”, 4%, 2015	1,000,000	1,097,100
State of Minnesota, “H”, 5%, 2016	3,000,000	3,486,090
State of Minnesota, “H”, 5%, 2017	2,600,000	3,110,796
State of Utah, “C”, 5%, 2015	3,000,000	3,329,280
State of Washington, “A”, AGM, 5%, 2019	9,025,000	10,020,187
Tarrant County, TX, 5%, 2018	2,770,000	3,350,758
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,527,825
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,608,913

		$107,166,213
General Obligations - Improvement - 2.5%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,530,143
Durham County, NC, 5%, 2019	1,000,000	1,241,580
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,086,240
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,142,880
New Orleans, LA, 5%, 2019	4,000,000	4,689,200
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,024,920
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,110,080
Seattle, WA, 5%, 2016	3,780,000	4,293,059
State of North Carolina, “A”, 5%, 2017	3,500,000	4,110,855
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,488,171

		$29,717,128
General Obligations - Schools - 3.9%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$787,990
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,923,150
Clark County, NV, School District, 5%, 2017	2,845,000	3,325,435
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	3,695,000	2,366,426
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,145,260
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,732,025
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	965,933
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,099,386
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,236,805
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 2021	7,445,000	5,943,344
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,184,910
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,137,920
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,111,070
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,139,240
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,164,840
Reading, PA, School District, “A”, 5%, 2019	6,230,000	7,113,289
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,468,768

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Salt Lake City, UT, School District, “B”, 5%, 2013	$1,040,000	$1,043,640
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,074,260
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,576,575
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	738,765
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,207,350

		$46,486,381
Healthcare Revenue - Hospitals - 10.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,054,780
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.92%, 2021	2,415,000	2,425,940
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.14%, 2038	2,500,000	2,501,600
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,105,210
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,123,400
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,375,624
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,215,070
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,650,718
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,170,520
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	625,832
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,224,773
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,574,445
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,738,230
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,053,060
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	357,644
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	520,315
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,666,650
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,428,084
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital System), “B-2”, 5%, 2041 (b)	2,500,000	2,534,600
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	846,338
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	549,355
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	692,070
Illinois Development Finance Authority Rev. (Provena Health), “A”, NATL, 5.75%, 2014	1,500,000	1,505,085
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,251,250
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,950,731
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4%, 2014	600,000	622,320
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	541,635
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	541,635
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,365,244
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,961,233
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,445,980
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,153,420
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,230,820
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	554,722
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	532,970
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,904,985
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,033,232
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 2030 (b)	6,000,000	5,966,460
Lufkin, TX, Health Facilities Development Corp.,Health Systems Rev.(Memorial Health Systems of East Texas), 5.5%, 2019	320,000	360,240
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,536,801
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,115,660
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,072,780
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	5,745,000	6,251,824
Michigan Hospital Finance Authority Rev. (Ascension Health Subordinate Credit Group), “A-4”, 1.625%, 2027 (b)	3,000,000	2,934,960
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,085,920
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	506,520

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	$1,225,000	$1,365,508
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,037,960
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 3%, 2013	1,540,000	1,552,428
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 2015	500,000	531,375
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	756,818
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	295,000	297,558
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,089,310
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 2015	935,000	992,072
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2016	865,000	963,307
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2017	700,000	796,047
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,056,100
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,165,230
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,174,320
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,120,010
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,725,465
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, 3.5%, 2013	3,365,000	3,421,734
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, ETM, 3.5%, 2013 (c)	10,000	10,172
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, 0.83%, 2033	3,000,000	3,002,490
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	675,310
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	677,710
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	511,465
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	938,460
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	332,900
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,019,570
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	572,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	559,205
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,879,000
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,335,000	1,543,313
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,108,867
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,190,890
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,879,540
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	652,314
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,169,839
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,702,530

		$128,331,992
Healthcare Revenue - Long Term Care - 0.6%
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), “B-3”, 2.1%, 2019	$2,250,000	$2,245,815
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,069,400
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,951,542
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	551,425
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	946,560

		$6,764,742
Human Services - 0.3%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,864,233
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,596,030

		$3,460,263
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,071,390

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$154,269
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,479,613
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,004,820
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,267,675
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,030,920
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,057,960
Ohio Solid Waste Rev. (Republic Services, Inc.), 0.43%, 2035	3,000,000	3,000,000
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,012,720
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 2033 (b)	2,000,000	2,027,080

		$16,035,057
Industrial Revenue - Other - 0.9%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	$265,000	$275,929
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,529,209
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	3,280,000	3,623,547
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,840,840

		$10,269,525
Industrial Revenue - Paper - 0.1%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,030,390
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	772,583

		$1,802,973
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,168,106
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	335,000	401,554
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	420,000	504,437
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	250,000	299,310
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,175,000	1,412,797
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	730,000	866,831

		$4,653,035
Miscellaneous Revenue - Other - 2.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,107,990
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,505,430
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,691,080
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,685,178
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2015	1,105,000	1,187,776
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2017	350,000	397,723
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2018	2,450,000	2,613,807
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2018	310,000	358,264
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2019	2,575,000	2,737,637
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2020	2,705,000	2,870,059
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,367,000
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,104,700
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,240,020
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2022	3,000,000	3,312,330

		$28,178,994
Multi-Family Housing Revenue - 0.7%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,857,118
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,956,098
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,025,520
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,005,820

		$8,844,556

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.9%
Alameda, CA, Corridor Transportation Authority Rev., “A”, 5%, 2023	$2,165,000	$2,663,946
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 2018	1,230,000	1,403,553
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	2,115,000	2,129,699
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,013,900
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,399,958

		$10,611,056
Sales & Excise Tax Revenue - 1.8%
Contra Costa, CA, Transportation Authority Sales Tax Rev., 0.51%, 2034 (b)	$2,500,000	$2,508,150
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,172,800
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2017	3,500,000	4,169,585
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,746,675
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2017	4,350,000	4,987,971
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2018	2,275,000	2,657,200
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2019	600,000	703,068

		$21,945,449
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$715,000	$722,379
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	3,100,000	3,170,835
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	1,705,000	1,730,677
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	2,835,000	2,854,590
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,665,578
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	160,000	172,611
New York Housing Finance Agency Rev., “E”, 1.1%, 2016	3,000,000	2,991,240
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,047,700
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	235,699
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	304,024
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,009,240
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,095,210
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,770,038

		$21,769,821
Solid Waste Revenue - 0.1%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	$750,000	$766,658

State & Agency - Other - 0.9%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$6,132,000
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,628,425
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,766,831

		$10,527,256
State & Local Agencies - 6.9%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,026,702
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,132,010
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,853,697
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,204,360
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,050,350
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2015	1,000,000	1,085,940
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2016	3,840,000	4,237,862
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 2016	5,000,000	5,623,900
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 2015	1,000,000	1,085,940
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,034,700
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,994,138

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2017	$2,000,000	$2,283,560
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2018	3,200,000	3,713,920
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2019	1,500,000	1,754,640
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,077,856
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,205,258
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,017,260
Greenville County, SC, School District Installment Purchase Rev., 5%, 2020	4,475,000	5,504,384
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	1,991,513
Hampton, VA, Museum Rev., 5%, 2014	760,000	783,195
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 2018	500,000	588,990
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,073,660
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 2016	5,500,000	6,374,555
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,390,680
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,015,940
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	719,854
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,639,900
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	617,155
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,028,680
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,522,511
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,558,600
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,431,213
Virginia Public School Authority, 5%, 2013	1,000,000	1,009,440
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,211,930
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	218,616
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,218,977
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,008,427

		$82,290,313
Student Loan Revenue - 1.7%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$5,000,000	$5,513,400
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,194,660
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,833,180
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,314,460
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,655,550
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,216,060

		$20,727,310
Tax - Other - 2.2%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,871,955
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	846,293
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,618,080
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	3,049,519
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,362,100
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,023,180
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	55,000	59,459
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,641,640

		$26,472,226
Tax Assessment - 3.4%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,238,520
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2014	280,000	284,357
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2015	530,000	538,411

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 2016	$605,000	$630,858
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 2018	400,000	436,460
Illinois Department of Employment Security, Unemployment Insurance and Fund Building Receipts Rev., “C”, 1.5%, 2021	2,500,000	2,500,150
Irvine, CA, Improvement Bond Act 1915, 2%, 2013	1,000,000	1,007,270
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	515,825
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 2016	4,600,000	5,190,640
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	5,000,000	5,653,600
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,770,000	1,976,028
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,060,000	1,165,587
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Rev., “B”, 5%, 2020	10,000,000	12,239,300
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 2017	1,140,000	1,199,782
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2018	1,210,000	1,331,617
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2019	1,300,000	1,424,098

		$40,332,503
Tobacco - 1.6%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,072,510
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,742,364
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,640,295
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	8,066,102
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,490,981
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	3,835,000	3,819,123

		$18,831,375
Toll Roads - 0.4%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,137,570
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 2045 (b)	2,500,000	2,556,725
State of New York, Triborough Bridge & Tunnel Authority Rev., “A”, 5%, 2023	1,000,000	1,242,750

		$4,937,045
Transportation - Special Tax - 2.9%
Arizona Transportation Board Highway Rev., “A”, 5%, 2023	$1,685,000	$2,096,797
Arizona Transportation Board Highway Rev., “A”, 5%, 2024	3,665,000	4,529,024
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	2,000,000	2,111,340
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,692,868
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,561,800
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,304,410
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,498,416
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 2018	5,040,000	5,683,860
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,979,875
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,424,700
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,627,695
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 2015	400,000	424,080

		$34,934,865
Universities - Colleges - 11.7%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$625,000	$686,650
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	530,851
Arizona Board of Regents (Arizona State University), “A”, 4%, 2017	300,000	338,970
Arizona Board of Regents (Arizona State University), “A”, 4%, 2018	480,000	551,765
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,170,390
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,468,763
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.91%, 2015	1,725,000	1,733,332
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,524,121
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	586,530

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	$650,000	$744,744
Central Michigan University Rev., 5%, 2017	1,760,000	2,023,982
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,000,300
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 2016	250,000	274,928
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2017	425,000	494,968
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2018	305,000	361,398
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	250,000	297,943
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,409,548
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,030,000
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,137,110
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	662,035
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,210,310
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,494,922
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	689,208
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	5,944,000
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,304,057
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	535,330
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,948,240
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,053,580
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,068,240
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,071,740
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	650,860
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 4%, 2014	1,000,000	1,037,600
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 2015	900,000	977,526
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,159,780
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,169,430
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,232,470
Indiana University Rev., “A”, 5%, 2021	1,000,000	1,245,400
Indiana University Rev., “A”, 5%, 2022	1,000,000	1,254,930
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	599,115
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	937,206
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	820,469
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,604,894
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,134,000
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,334,938
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,725,908
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,759,022
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	65,000	66,764
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,674,026
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,821,338
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,205,620
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,755,000	1,977,060
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,078,226
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,243,214
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,006,000
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,292,241
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,491,143
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,034,080
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	487,087
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,030,676
New York Dormitory Authority Rev. (Fordham University), 2%, 2014	1,170,000	1,196,547
New York Dormitory Authority Rev. (Fordham University), 4%, 2015	1,000,000	1,082,830
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,072,520
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	5,063,400

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	$200,000	$227,228
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	288,870
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	920,899
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev.,“B”, 5.25%, 2017	1,000,000	1,168,960
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2017	1,000,000	1,153,440
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2018	500,000	588,395
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 2015	500,000	525,000
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2016	350,000	383,334
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2017	500,000	558,305
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	421,644
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	415,225
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	930,952
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,023,180
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 2014	1,000,000	1,033,880
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 2%, 2013	250,000	251,170
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	423,346
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	414,888
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	634,595
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	529,045
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,388,063
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,014,150
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,127,450
State of Texas, University Systems Financing Rev., 4%, 2018	500,000	572,940
State of Texas, University Systems Financing Rev., 5%, 2021	1,805,000	2,243,669
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	534,400
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,370,120
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	2,000,000	2,340,940
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,271,740
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,145,230
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,542,180
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,092,700
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,133,200
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,131,790
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,186,650
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,875,150
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,452,838
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,078,750

		$140,208,591
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,051,560
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	915,973
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,129,650

		$3,097,183
Universities - Secondary Schools - 0.1%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2%, 2013	$110,000	$110,436
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	175,000	178,273
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,492,222

		$1,780,931

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 6.5%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,225,840
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,318,930
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	502,770
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,000,000
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	3,500,000	3,562,055
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,011,000
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,581,500
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,507,425
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 2032 (b)	2,500,000	2,508,850
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,175,500
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,010,560
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,495,712
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,015,850
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,026,300
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,930,552
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc.), 2.375%, 2021	3,250,000	3,236,025
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,096,000
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,051,500
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,028,920
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,001,720
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,060,420
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 2033 (b)	2,000,000	1,984,080
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,279,362
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,049,110
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	269,749
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,237,480
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,067,120
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,004,920
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,011,590
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 0.58%, 2034 (b)	5,000,000	5,003,700
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,058,400
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,088,792
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,552,800
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,254,255
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,507,920
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 2029 (b)	1,500,000	1,519,800
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,115,410
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,525,000	2,896,655
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,190,530
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,039,980

		$78,479,082
Utilities - Municipal Owned - 5.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,441,289
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,224,812
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,495,570
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,332,463
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	284,866
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,865,718
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,597,250
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2020	500,000	610,350
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2021	1,000,000	1,238,130

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 2021	$1,750,000	$2,120,405
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,500,000	1,754,550
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,069,740
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,531,185
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,223,930
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,730,996
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,627,725
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,469,500
Nebraska Public Power District Rev., “C”, 5%, 2019	1,000,000	1,173,720
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,006,320
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,041,350
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 2016	2,050,000	2,162,279
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,014,160
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,376,866
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	872,918
Puerto Rico Electric Power Authority Power Rev., “B”, 5%, 2016	5,000,000	5,319,650
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,137,083
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 2014	1,000,000	1,063,960
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,778,880

		$60,565,665
Utilities - Other - 1.8%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$205,419
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,340,000	1,491,112
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,155,122
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,862,972
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	306,145
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,540,985
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	417,420
Indiana Bond Bank Special Program, Gas, Rev., “A”, 5.25%, 2021	1,000,000	1,184,470
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,084,678
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,942,577
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,267,980
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,155,860
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2019	5,000,000	5,719,050

		$21,333,790
Water & Sewer Utility Revenue - 7.4%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,283,983
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,907,772
Clairton, PA, Municipal Authority, “B”, 2%, 2013	425,000	428,086
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	438,423
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	396,956
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	2,113,900
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,098,890
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,241,810
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,766,575
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.1%, 2038	4,000,000	3,999,120
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,610,702
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,578,867
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,220,200
Los Angeles, CA, Wastewater System Rev., “A”, NATL, 5.25%, 2019	3,185,000	3,232,679
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,060,030
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,393,518

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	$1,000,000	$1,068,710
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,163,270
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,248,469
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,562,438
New York Environmental Facilities Corp. Rev., “I”, 5%, 2013	1,000,000	1,017,460
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	858,181
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,530,530
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	3,580,000	4,252,181
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	551,459
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,519,780
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,484,627
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,625,539
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,973,050
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,396,120
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2022	2,755,000	2,123,967
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2023	2,655,000	1,922,884
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2024	2,460,000	1,692,554
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,338,380
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,009,110

		$89,110,220
Total Municipal Bonds		$1,144,302,629

Floating Rate Demand Notes - 0.7%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.09%, due 2/01/13	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.09%, due 2/01/13	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.09%, due 2/01/13	1,600,000	1,600,000
Total Floating Rate Demand Notes		$7,700,000

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	52,640,209	$52,640,209
Total Investments		$1,204,642,838

Other Assets, Less Liabilities - (0.4)%		(4,402,147)
Net Assets - 100.0%		$1,200,240,691

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/13 (unaudited)

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,144,302,629	$—	$1,144,302,629
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	52,640,209	—	—	52,640,209
Total Investments	$52,640,209	$1,152,002,629	$—	$1,204,642,838

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,163,260,128
Gross unrealized appreciation	43,042,583
Gross unrealized depreciation	(1,659,873)
Net unrealized appreciation (depreciation)	$41,382,710

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,131,623	285,328,438	(276,819,852)	52,640,209

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$—	$52,640,209

15

QUARTERLY REPORT

January 31, 2013

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.7%
Aerospace - 0.5%
Bombardier, Inc., 7.75%, 2020 (n)	$7,300,000	$8,267,250
Huntington Ingalls Industries, Inc., 6.875%, 2018	7,990,000	8,759,038

		$17,026,288
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.66%, 2013	$9,127,034	$9,085,963

Apparel Manufacturers - 0.2%
PVH Corp., 7.375%, 2020	$5,950,000	$6,730,938
PVH Corp., 4.5%, 2022	200,000	199,000

		$6,929,938
Asset-Backed & Securitized - 11.1%
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019 (z)	$5,769,944	$5,686,279
Anthracite Ltd., “CFL”, CDO, FRN, 1.455%, 2037 (z)	1,025,997	974,697
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,616,001	280,800
ARI Fleet Lease Trust, “A”, FRN, 0.751%, 2020 (n)	5,844,540	5,860,695
ARI Fleet Lease Trust, “A”, FRN, 0.501%, 2021 (n)	7,338,505	7,340,420
Banc of America Commercial Mortgage, Inc., 5.338%, 2043 (z)	9,482,898	10,496,942
Banc of America Commercial Mortgage, Inc., FRN, 5.628%, 2049 (z)	2,193,253	2,535,512
Banc of America Large Loan Ball, FRN, 5.325%, 2044 (z)	4,841,721	5,333,591
Bayview Commercial Asset Trust, FRN, 0.514%, 2035 (z)	557,473	407,584
Bayview Commercial Asset Trust, FRN, 0.474%, 2036 (z)	437,546	335,979
Bayview Commercial Asset Trust, FRN, 2.793%, 2036 (i)(z)	13,498,679	26,625
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	13,323,068	122,508
Bayview Commercial Asset Trust, FRN, 3.89%, 2036 (i)(z)	22,502,216	477,679
Bayview Commercial Asset Trust, FRN, 3.806%, 2036 (i)(z)	11,037,444	309,407
Bayview Commercial Asset Trust, FRN, 4.04%, 2037 (i)(z)	24,618,899	899,592
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)	9,335,212	41,620
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,481,411
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,543,078	1,573,952
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040 (z)	3,236,867	2,040,434
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	4,137,091	4,168,533
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	7,126,549
Chesapeake Funding LLC, “A”, FRN, 0.949%, 2023 (z)	8,280,000	8,321,102
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	28,251,642	32,098,838
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.219%, 2044	400,000	441,248
Commercial Mortgage Asset Trust, FRN, 0.674%, 2032 (i)(z)	9,832,715	56,341
Countrywide Asset-Backed Certificates, FRN, 5.319%, 2036	775,879	663,511
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	3,714,000	3,769,305
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	5,595,000	5,626,964
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,467,118
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,332,540
Credit-Based Asset Servicing & Securitization LLC, 4.833%, 2035	1,093,452	1,052,627
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.853%, 2037 (d)(q)	1,817,727	990,699
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.685%, 2037 (d)(q)	2,211,044	1,156,162
Crest G-Star, CDO, 6.95%, 2032 (z)	4,301,215	4,349,819
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018 (z)	1,251,187	1,232,419
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	384,085	388,406
Crest Ltd., “B”, CDO, FRN, 1.65%, 2035 (z)	396,064	394,084
CWCapital Cobalt Ltd., “A4”, FRN, 5.803%, 2046	7,960,070	9,278,791
CWCapital LLC, 5.223%, 2048	6,335,000	7,109,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Falcon Franchise Loan LLC, FRN, 6.022%, 2023 (i)(z)	$131,126	$14,752
Falcon Franchise Loan LLC, FRN, 8.026%, 2025 (i)(z)	1,628,225	255,957
First Union National Bank Commercial Mortgage, FRN, 1.589%, 2043 (i)(z)	1,616,686	2,131
First Union-Lehman Brothers Bank of America, FRN, 0.547%, 2035 (i)	3,777,057	62,548
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.551%, 2016	14,401,000	14,405,709
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	3,400,691	3,857,394
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	5,494,217	5,501,826
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,845,983	1,641,646
Gramercy Real Estate Ltd., CDO, FRN, 0.621%, 2035 (z)	509,204	473,560
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	6,903,563	8,020,442
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,103,541
IMPAC CMB Trust, FRN, 0.944%, 2034	177,043	170,280
IMPAC CMB Trust, FRN, 1.124%, 2034	88,521	74,050
IMPAC Secured Assets Corp., FRN, 0.554%, 2036	671,494	663,109
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,244,782
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.812%, 2049	15,661,513	16,778,179
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051	21,360,633	22,622,576
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.812%, 2049	7,666,625	8,840,247
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	4,180,000	365,750
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.726%, 2049	2,662,741	3,092,657
KKR Financial CLO Ltd., “A1”, FRN, 0.57%, 2017 (z)	1,426,117	1,412,835
KKR Financial CLO Ltd., “C”, FRN, 1.74%, 2021 (n)	7,811,290	7,264,500
LB Commercial Conduit Mortgage Trust, FRN, 1.419%, 2035 (i)	2,045,999	77,459
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	4,112,065	4,117,205
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,403,638	549,186
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	8,250,000	8,727,551
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.741%, 2050	22,016,127	24,974,060
Morgan Stanley Capital I, Inc., FRN, 1.128%, 2031 (i)(z)	1,076,550	925
Morgan Stanley Re-REMIC Trust, FRN, 5.791%, 2045 (z)	17,036,082	19,082,746
Nationslink Funding Corp., FRN, 1.626%, 2030 (i)	689,456	3,247
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	960,483
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.927%, 2036 (d)(q)	1,083,988	556,168
Preferred Term Securities XIX Ltd., CDO, FRN, 0.658%, 2035 (z)	7,575,088	5,151,060
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	504,252	504,346
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,623,908	5,146,188
Salomon Brothers Mortgage Securities, Inc., FRN, 7.145%, 2032 (z)	181,883	181,843
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	4,579,084	4,590,189
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	11,681,000	11,689,095
Smart Trust, “A2B”, FRN, 0.751%, 2014 (n)	8,987,760	9,003,155
Smart Trust, “A2B”, FRN, 0.531%, 2015 (n)	17,816,000	17,829,369
Thornburg Mortgage Securities Trust, FRN, 0.884%, 2043	26,878	26,654
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	1,833,935	1,908,653
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051	10,682,873	12,361,067
Wachovia Bank Commercial Mortgage Trust, FRN, 5.739%, 2049	19,188,501	22,118,623

		$397,678,043
Automotive - 1.4%
Daimler Finance North America LLC, 1.875%, 2018 (z)	$7,204,000	$7,184,729
Ford Motor Credit Co. LLC, 3.984%, 2016	3,677,000	3,898,881
Ford Motor Credit Co. LLC, 8%, 2016	3,365,000	4,031,835
Ford Motor Credit Co. LLC, 5%, 2018	3,303,000	3,621,059
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	10,166,592
Hyundai Capital America, 3.75%, 2016 (n)	1,449,000	1,530,406
Hyundai Capital America, 2.125%, 2017 (n)	4,734,000	4,736,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 2020	$5,346,000	$5,974,155
Volkswagen International Finance N.V., 1.15%, 2015 (n)	10,080,000	10,118,717

		$51,263,035
Banks & Diversified Financials (Covered Bonds) - 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,818,560

Biotechnology - 0.3%
Life Technologies Corp., 5%, 2021	$10,129,000	$10,858,632

Broadcasting - 0.7%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$5,294,378
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	8,938,218
News America, Inc., 8.5%, 2025	120,000	164,471
Vivendi S.A., 4.75%, 2022 (n)	6,166,000	6,367,289
WPP Finance, 3.625%, 2022	5,113,000	5,084,199

		$25,848,555
Brokerage & Asset Managers - 0.5%
E*Trade Financial Corp., 6%, 2017	$8,640,000	$8,920,800
Invesco Finance PLC, 3.125%, 2022	3,588,000	3,548,891
TD Ameritrade Holding Corp., 5.6%, 2019	5,512,000	6,591,928

		$19,061,619
Building - 0.2%
Mohawk Industries, Inc., 3.85%, 2023	$3,818,000	$3,817,523
Owens Corning, Inc., 6.5%, 2016	1,822,000	2,038,408

		$5,855,931
Cable TV - 1.2%
CCO Holdings LLC, 7.875%, 2018	$7,420,000	$7,930,125
Cox Communications, Inc., 4.625%, 2013	600,000	608,319
DIRECTV Holdings LLC, 3.8%, 2022	5,588,000	5,637,186
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,886,000	3,232,320
Time Warner Cable, Inc., 4.125%, 2021	3,072,000	3,311,229
Time Warner Cable, Inc., 4%, 2021	2,720,000	2,897,717
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	7,217,539
Videotron Ltee, 5%, 2022	4,940,000	5,162,300
Virgin Media Finance PLC, 5.25%, 2022	7,115,000	7,435,175

		$43,431,910
Chemicals - 0.6%
Dow Chemical Co., 8.55%, 2019	$10,900,000	$14,699,653
LyondellBasell Industries N.V., 6%, 2021	290,000	340,750
LyondellBasell Industries N.V., 5.75%, 2024	6,990,000	8,090,925

		$23,131,328
Conglomerates - 0.4%
General Electric Co., 4.125%, 2042	$5,234,000	$5,172,757
Roper Industries, Inc., 3.125%, 2022	8,646,000	8,566,595

		$13,739,352
Consumer Products - 0.5%
Mattel, Inc., 5.45%, 2041	$8,402,000	$9,221,657
Newell Rubbermaid, Inc., 2.05%, 2017	3,750,000	3,753,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4.7%, 2020	$3,887,000	$4,264,731

		$17,239,433
Consumer Services - 0.4%
eBay, Inc., 2.6%, 2022	$7,232,000	$7,157,105
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	6,029,679

		$13,186,784
Containers - 0.3%
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	$3,015,000	$2,999,925
Greif, Inc., 7.75%, 2019	5,615,000	6,513,400

		$9,513,325
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,214,709

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,182,946

Electronics - 0.3%
Intel Corp., 4.25%, 2042	$6,090,000	$5,924,839
Tyco Electronics Group S.A., 6.55%, 2017	3,194,000	3,816,131
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,357,057

		$11,098,027
Emerging Market Quasi-Sovereign - 1.1%
Banco do Brasil S.A., 5.875%, 2022	$3,130,000	$3,356,925
CEZ A.S., 4.25%, 2022 (n)	1,972,000	2,073,992
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	3,368,000	3,699,095
Gaz Capital S.A., 3.85%, 2020 (z)	4,339,000	4,340,322
Gaz Capital S.A., 4.95%, 2022 (n)	241,000	252,448
Gazprom Neft, 4.375%, 2022 (n)	1,606,000	1,612,424
Petroleos Mexicanos, 4.875%, 2022	2,900,000	3,193,625
Petroleos Mexicanos, 6.5%, 2041	5,234,000	6,163,035
PTT PLC, 3.375%, 2022 (n)	6,964,000	6,827,756
PTT PLC, 4.5%, 2042 (n)	2,369,000	2,241,166
Rosneft, 4.199%, 2022 (n)	5,739,000	5,739,000

		$39,499,788
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,900,562
EOG Resources, Inc., 2.625%, 2023	4,541,000	4,457,600
EQT Corp., 4.875%, 2021	2,296,000	2,454,752
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,726,178
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,427,866
Plains Exploration & Production Co., 6.875%, 2023	8,930,000	10,213,688
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,615,758

		$45,796,404
Energy - Integrated - 0.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,354,803
Cenovus Energy, Inc., 4.45%, 2042	6,971,000	6,909,355
Chevron Corp., 1.104%, 2017	4,990,000	4,988,109
Total Capital International S.A., 1.55%, 2017	8,593,000	8,654,346

		$27,906,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 2.1%
CIT Group, Inc., 5.5%, 2019 (n)	$7,342,000	$7,855,940
General Electric Capital Corp., 2.1%, 2019	3,604,000	3,617,259
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,514,602
General Electric Capital Corp., 3.15%, 2022	8,589,000	8,515,066
General Electric Capital Corp., 3.1%, 2023	9,552,000	9,435,093
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,663,064
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,888,960
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	3,030,000	3,454,200
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	695,000	788,825
NYSE Euronext, 2%, 2017	4,518,000	4,612,842
SLM Corp., 6.25%, 2016	3,318,000	3,650,819
SLM Corp., 6%, 2017	2,065,000	2,281,970
SLM Corp., 4.625%, 2017	11,437,000	11,866,871

		$76,145,511
Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 1.25%, 2018	$7,229,000	$7,173,185
Anheuser-Busch InBev S.A., 7.75%, 2019	9,724,000	12,835,213
Conagra Foods Inc., 4.65%, 2043	6,375,000	6,381,018
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	4,886,000	5,304,476
Heineken N.V., 2.75%, 2023 (n)	6,478,000	6,245,939
Kraft Foods Group, Inc., 5%, 2042	5,648,000	6,130,305
Kraft Foods, Inc., 6.125%, 2018	2,538,000	3,057,892
Kraft Foods, Inc., 5.375%, 2020	1,104,000	1,312,111
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	3,146,000	3,561,011
Tyson Foods, Inc., 6.6%, 2016	8,949,000	10,283,197
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,995,303

		$67,279,650
Forest & Paper Products - 0.4%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$5,083,000	$5,986,905
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	6,695,000	6,895,850

		$12,882,755
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 6%, 2016	$93,000	$104,705
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,674,879
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,871,429

		$9,651,013
Healthcare Revenue - Hospitals - 0.2%
Kaiser Foundation Hospitals, 3.5%, 2022	$7,059,000	$7,290,909

Insurance - 1.5%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,293,060
American International Group, Inc., 3.8%, 2017	6,986,000	7,530,419
American International Group, Inc., 6.4%, 2020	8,214,000	10,056,523
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	6,580,000	6,636,430
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,726,145
Pacific Lifecorp, 5.125%, 2043 (n)	7,926,000	7,690,709
Unum Group, 7.125%, 2016	2,220,000	2,593,813
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,850,079

		$55,377,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$9,203,000	$11,265,981
Wellpoint Inc., 4.65%, 2043	3,697,000	3,687,384

		$14,953,365
Insurance - Property & Casualty - 2.1%
Allied World Assurance, 5.5%, 2020	$3,670,000	$4,069,546
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,736,712
Berkshire Hathaway, Inc., 4.5%, 2043	10,252,000	10,154,298
CNA Financial Corp., 5.875%, 2020	6,990,000	8,112,825
Marsh & McLennan Cos., Inc., 4.8%, 2021	10,943,000	12,150,702
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,495,872
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,405,425
Swiss Re Ltd. , 4.25%, 2042 (n)	2,967,000	2,886,577
XL Group PLC, 6.5% to 2017, FRN to 2049	9,289,000	8,929,051
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,573,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,915,440

		$74,429,798
International Market Quasi-Sovereign - 0.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$381,000	$398,297
Electricite de France, FRN, 5.25%, 2049 (n)	7,217,000	7,045,300
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,062,194
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,139,606
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,194,955
Statoil A.S.A., 2.45%, 2023	3,936,000	3,828,579

		$31,668,931
Internet - 0.1%
Baidu, Inc., 3.5%, 2022	$2,898,000	$2,819,108

Local Authorities - 0.7%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,995,773
State of California (Build America Bonds), 7.6%, 2040	10,440,000	15,505,488
State of Illinois (Build America Bonds), 6.63%, 2035	6,805,000	7,671,277

		$25,172,538
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.875%, 2017	$8,995,000	$10,636,588

Major Banks - 7.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,481,942
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	7,239,316
Bank of America Corp., 6.5%, 2016	1,460,000	1,688,138
Bank of America Corp., 5.65%, 2018	19,525,000	22,545,322
Bank of America Corp., 5.625%, 2020	2,505,000	2,905,317
Bank of America Corp., 5.875%, 2021	4,930,000	5,794,821
Bank of America Corp., 3.3%, 2023	15,044,000	14,836,634
Bank of America Corp., 5.875%, 2042	5,303,000	6,444,158
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,957,336
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,221,493
Goldman Sachs Group, Inc., 2.375%, 2018	7,171,000	7,188,691
Goldman Sachs Group, Inc., 3.625%, 2023	16,972,000	16,943,674
HSBC Holdings PLC, 4%, 2022	7,694,000	8,194,502
HSBC USA, Inc., 4.875%, 2020	5,500,000	6,115,621
ING Bank N.V., 2%, 2015 (n)	6,554,000	6,652,068

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
ING Bank N.V., 3.75%, 2017 (n)	$2,945,000	$3,146,579
JPMorgan Chase & Co., 2%, 2017	3,141,000	3,173,390
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,474,980
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,547,926
JPMorgan Chase & Co., 3.25%, 2022	4,744,000	4,749,731
JPMorgan Chase & Co., 3.2%, 2023	18,195,000	18,079,571
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,845,077
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,008,284
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,497,916
Morgan Stanley, 5.75%, 2016	7,752,000	8,697,550
Morgan Stanley, 5.5%, 2020	4,790,000	5,353,112
Morgan Stanley, 5.5%, 2021	20,255,000	22,801,621
Morgan Stanley, 4.875%, 2022	6,531,000	6,693,393
PNC Funding Corp., 5.625%, 2017	8,496,000	9,737,181
Royal Bank of Scotland PLC, 2.55%, 2015	4,259,000	4,391,182
Wachovia Corp., 6.605%, 2025	2,393,000	3,030,450
Wells Fargo & Co., 3.5%, 2022	4,468,000	4,657,193

		$250,094,169
Medical & Health Technology & Services - 1.0%
Catholic Health Initiatives, 2.95%, 2022	$4,580,000	$4,558,355
Express Scripts Holding Co., 2.65%, 2017	6,827,000	7,075,189
Express Scripts Holding Co., 3.9%, 2022	10,049,000	10,649,307
HCA, Inc., 7.875%, 2020	7,855,000	8,709,231
Thermo Fisher Scientific, Inc., 3.15%, 2023	3,511,000	3,427,263

		$34,419,345
Metals & Mining - 0.3%
Rio Tinto Finance (USA) PLC, 3.5%, 2022	$5,993,000	$6,233,062
Southern Copper Corp., 6.75%, 2040	5,181,000	6,060,915

		$12,293,977
Mortgage-Backed - 25.2%
Fannie Mae, 2.5%, 2028	$2,810,000	$2,903,959
Fannie Mae, 4.518%, 2013	382,804	382,593
Fannie Mae, 4.648%, 2013	822,372	823,107
Fannie Mae, 4.61%, 2014	1,318,498	1,352,061
Fannie Mae, 4.62%, 2014 - 2015	4,124,553	4,337,123
Fannie Mae, 4.77%, 2014	1,674,217	1,739,000
Fannie Mae, 4.825%, 2014	3,600,144	3,742,723
Fannie Mae, 4.86%, 2014	1,527,772	1,611,008
Fannie Mae, 5.05%, 2014	1,158,097	1,219,521
Fannie Mae, 5.409%, 2014	2,308,261	2,431,113
Fannie Mae, 4.53%, 2015	1,126,622	1,204,615
Fannie Mae, 4.56%, 2015	21,806	23,304
Fannie Mae, 4.6%, 2015	1,802,925	1,929,365
Fannie Mae, 4.665%, 2015	1,139,771	1,209,254
Fannie Mae, 4.7%, 2015	27,287	29,370
Fannie Mae, 4.78%, 2015	2,480,889	2,660,445
Fannie Mae, 4.815%, 2015	1,793,622	1,915,498
Fannie Mae, 4.85%, 2015	1,375,694	1,458,828
Fannie Mae, 4.87%, 2015	1,157,608	1,236,855
Fannie Mae, 4.89%, 2015	361,231	389,481
Fannie Mae, 4.907%, 2015	2,142,440	2,308,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.94%, 2015	$2,641,000	$2,839,013
Fannie Mae, 5.09%, 2016	2,713,611	2,955,953
Fannie Mae, 5.136%, 2016	525,978	583,823
Fannie Mae, 5.35%, 2016	2,658,202	2,949,395
Fannie Mae, 5.395%, 2016	2,332,245	2,588,073
Fannie Mae, 5.424%, 2016	4,983,011	5,572,954
Fannie Mae, 5.5%, 2016 - 2038	88,248,219	96,038,841
Fannie Mae, 5.724%, 2016	2,094,510	2,361,804
Fannie Mae, 5.93%, 2016	1,206,062	1,339,610
Fannie Mae, 2.71%, 2017	1,514,513	1,611,908
Fannie Mae, 4.992%, 2017	4,272,652	4,535,741
Fannie Mae, 5.28%, 2017	2,610,334	2,904,960
Fannie Mae, 5.478%, 2017	1,090,812	1,263,212
Fannie Mae, 5.54%, 2017	1,449,501	1,617,738
Fannie Mae, 2.578%, 2018	11,000,000	11,677,314
Fannie Mae, 3.84%, 2018	1,419,184	1,572,637
Fannie Mae, 3.849%, 2018	3,732,347	4,155,914
Fannie Mae, 3.99%, 2018	2,450,000	2,738,279
Fannie Mae, 5%, 2018 - 2040	46,968,894	50,931,739
Fannie Mae, 2.43%, 2019	1,984,000	2,088,088
Fannie Mae, 5.18%, 2019	528,384	600,278
Fannie Mae, 4.88%, 2020	649,562	723,568
Fannie Mae, 5.19%, 2020	2,815,688	3,202,966
Fannie Mae, 4.5%, 2025	2,133,428	2,298,769
Fannie Mae, 3%, 2027 - 2043	9,958,900	10,316,462
Fannie Mae, 6.5%, 2031 - 2033	394,212	444,902
Fannie Mae, 4.5%, 2034 - 2040	12,008,022	13,006,459
Fannie Mae, 6%, 2034 - 2038	27,684,096	30,597,768
Fannie Mae, 3.5%, 2041 - 2042	18,683,525	19,826,563
Fannie Mae, TBA, 3%, 2043	17,300,000	17,767,640
Fannie Mae, TBA, 3.5%, 2043	109,770,000	115,509,290
Fannie Mae, TBA, 4%, 2043	24,400,000	25,909,750
Freddie Mac, 1.655%, 2016	6,270,432	6,431,983
Freddie Mac, 3.882%, 2017	8,787,000	9,790,976
Freddie Mac, 5.5%, 2017 - 2038	15,838,952	17,299,869
Freddie Mac, 2.303%, 2018	2,159,711	2,254,343
Freddie Mac, 2.323%, 2018	5,437,000	5,681,469
Freddie Mac, 2.412%, 2018	4,630,000	4,856,013
Freddie Mac, 3.154%, 2018	3,479,000	3,774,454
Freddie Mac, 5%, 2018 - 2040	15,628,512	16,978,179
Freddie Mac, 2.13%, 2019	14,841,000	15,326,894
Freddie Mac, 3.32%, 2020	2,813,956	3,036,228
Freddie Mac, 4.251%, 2020	4,741,000	5,401,336
Freddie Mac, 4%, 2025 - 2040	31,687,054	33,597,787
Freddie Mac, 4.5%, 2025 - 2041	4,010,007	4,292,583
Freddie Mac, 3.5%, 2026 - 2042	18,346,612	19,376,864
Freddie Mac, 6%, 2033 - 2038	6,701,910	7,410,809
Freddie Mac, 3%, 2043	20,300,000	20,820,188
Freddie Mac, TBA, 3%, 2043	12,300,000	12,645,938
Freddie Mac, TBA, 2.5%, 2028	25,817,000	26,623,781
Freddie Mac, TBA, 3.5%, 2043	16,920,000	17,739,563
Ginnie Mae, 6%, 2034 - 2038	7,200,094	8,134,443
Ginnie Mae, 5.5%, 2038 - 2042	12,688,904	13,874,522
Ginnie Mae, 4.5%, 2039 - 2041	69,685,881	76,828,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 2040 - 2042	$24,891,199	$26,959,427
Ginnie Mae, 4%, 2040	16,139,101	17,565,036
Ginnie Mae, TBA, 3%, 2043	45,080,000	46,933,126

		$901,073,922
Natural Gas - Pipeline - 1.4%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$9,170,551
Energy Transfer Partners LP, 5.15%, 2043	5,108,000	5,058,493
Enterprise Products Operating LP, 4.85%, 2042	3,627,000	3,658,602
Enterprise Products Partners LP, 5.65%, 2013	1,802,000	1,814,816
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,239,043
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,977,911
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,940,621
Sunoco Logistics Partner LP, 3.45%, 2023	3,746,000	3,697,752
Williams Cos., Inc., 3.7%, 2023	2,784,000	2,741,669

		$49,299,458
Network & Telecom - 0.6%
AT&T, Inc., 5.35%, 2040	$7,380,000	$8,087,757
AT&T, Inc., 5.55%, 2041	2,259,000	2,549,693
Centurylink, Inc., 7.65%, 2042	11,824,000	12,168,102

		$22,805,552
Oil Services - 0.8%
Qgog Constellation S.A., 6.25%, 2019 (n)	$8,618,000	$9,091,990
Rowan Cos., Inc., 5.4%, 2042	8,898,000	8,827,092
Schlumberger Norge A.S., 1.25%, 2017 (n)	11,361,000	11,286,120

		$29,205,202
Other Banks & Diversified Financials - 2.8%
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	$4,540,000	$5,289,100
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,703,916
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,821,717
Citigroup, Inc., 4.45%, 2017	4,631,000	5,083,171
Citigroup, Inc., 6.125%, 2018	3,435,000	4,091,504
Citigroup, Inc., 8.5%, 2019	7,251,000	9,669,992
Citigroup, Inc., 4.5%, 2022	8,584,000	9,400,210
Discover Bank, 7%, 2020	9,837,000	12,090,204
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,217,095
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,444,000	9,105,724
Intesa Sanpaolo S.p.A, 3.875%, 2018	4,699,000	4,618,563
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,302,000	3,618,992
Rabobank Nederland N.V., 3.95%, 2022	6,203,000	6,205,196
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	3,976,427
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	7,755,825
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,953,197

		$101,600,833
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$8,758,000	$8,573,364

Pharmaceuticals - 0.9%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,370,300
Celgene Corp., 1.9%, 2017	7,253,000	7,343,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance B.V., 2.95%, 2022	$5,993,000	$5,934,556
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	10,300,000	10,840,678

		$31,489,378
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 3%, 2019	$704,000	$724,163

Printing & Publishing - 0.2%
Moody’s Corp., 4.5%, 2022	$2,558,000	$2,669,892
Pearson Funding Four PLC, 3.75%, 2022 (n)	4,882,000	5,036,515

		$7,706,407
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,495,773

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$5,198,173
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,920,287
DDR Corp., REIT, 4.625%, 2022	4,107,000	4,422,446
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,203,424
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,724,205
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,459,254
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,667,083
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,180,036
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,617,741
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,570,462
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	3,508,000	3,533,850

		$69,496,961
Retailers - 1.0%
Gap, Inc., 5.95%, 2021	$10,350,000	$11,680,948
Home Depot, Inc., 5.95%, 2041	3,217,000	4,215,759
Kohl’s Corp., 3.25%, 2023	7,173,000	6,730,720
Target Corp., 4%, 2042	4,523,000	4,458,167
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,199,806

		$36,285,400
Specialty Chemicals - 0.5%
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	$8,576,000	$9,562,240
SIBUR Securities Ltd., 3.914%, 2018 (z)	8,949,000	8,905,715

		$18,467,955
Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,632,338

Telecommunications - Wireless - 0.8%
American Tower Corp., REIT, 3.5%, 2023	$2,293,000	$2,238,977
American Tower Corp., REIT, 4.5%, 2018	12,073,000	13,330,101
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,788,815
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,949,964

		$28,307,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.8%
Lorillard Tobacco Co., 8.125%, 2019	$11,989,000	$15,283,913
Reynolds American, Inc., 6.75%, 2017	10,032,000	12,099,956

		$27,383,869
Transportation - Services - 0.3%
ERAC USA Finance Co., 7%, 2037 (n)	$9,010,000	$11,406,831

U.S. Government Agencies and Equivalents - 1.5%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$5,600,000	$5,974,175
Small Business Administration, 5.94%, 2016	90,483	97,108
Small Business Administration, 5.37%, 2016	272,796	286,431
Small Business Administration, 6.35%, 2021	11,928	13,276
Small Business Administration, 6.34%, 2021	14,061	15,591
Small Business Administration, 6.44%, 2021	16,041	17,938
Small Business Administration, 5.34%, 2021	95,934	105,735
Small Business Administration, 6.07%, 2022	66,714	74,034
Small Business Administration, 4.35%, 2023	651,525	712,909
Small Business Administration, 4.98%, 2023	960,571	1,064,704
Small Business Administration, 4.89%, 2023	913,089	1,011,072
Small Business Administration, 4.93%, 2024	1,122,402	1,237,724
Small Business Administration, 4.34%, 2024	1,184,063	1,295,846
Small Business Administration, 5.18%, 2024	1,087,074	1,211,951
Small Business Administration, 5.52%, 2024	1,280,892	1,446,108
Small Business Administration, 5.19%, 2024	1,405,072	1,580,657
Small Business Administration, 4.86%, 2024	976,391	1,088,800
Small Business Administration, 4.57%, 2025	1,629,505	1,804,779
Small Business Administration, 4.76%, 2025	5,139,133	5,707,859
Small Business Administration, 5.39%, 2025	505,291	576,682
Small Business Administration, 5.35%, 2026	3,057,453	3,468,262
Small Business Administration, 3.25%, 2030	4,305,066	4,567,415
Small Business Administration, 2.85%, 2031	6,702,343	7,040,046
Small Business Administration, 2.37%, 2032	5,245,000	5,382,711
Small Business Administration, 2.13%, 2033	6,924,000	6,992,246

		$52,774,059
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,184,269
U.S. Treasury Bonds, 4.5%, 2036	1,967,000	2,490,100
U.S. Treasury Bonds, 5%, 2037	9,893,000	13,426,661
U.S. Treasury Bonds, 4.5%, 2039	73,065,100	92,975,340
U.S. Treasury Notes, 1.375%, 2013	6,578,000	6,587,762
U.S. Treasury Notes, 1.875%, 2014	41,365,000	42,114,741
U.S. Treasury Notes, 1.875%, 2014	145,788,000	148,817,620
U.S. Treasury Notes, 2.125%, 2015 (f)	170,345,000	177,478,197
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,311,093
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,558,272
U.S. Treasury Notes, TIPS, 2%, 2014	5,429,894	5,625,880
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,729,439	6,130,500
U.S. Treasury Notes, TIPS, 2%, 2016	10,149,475	11,335,695

		$525,036,130
Utilities - Electric Power - 2.2%
APT Pipelines Ltd., 3.875%, 2022 (n)	$12,507,000	$12,200,328
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,802,560
CMS Energy Corp., 6.25%, 2020	3,272,000	3,862,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
CMS Energy Corp., 5.05%, 2022	$1,434,000	$1,598,047
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,803,213
Duke Energy Corp., 5.05%, 2019	6,505,000	7,569,283
Duke Energy Corp., 3.05%, 2022	8,111,000	8,120,952
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,892,800
Exelon Corp., 4.9%, 2015	8,028,000	8,727,159
Florida Power & Light Co., 3.8%, 2042	6,166,000	6,042,668
PPL Corp., 3.5%, 2022	3,600,000	3,619,069
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	10,087,468
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,686,271
System Energy Resources, Inc., 5.129%, 2014 (z)	147,502	149,257

		$78,161,305
Total Bonds		$3,496,408,775

Money Market Funds - 10.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	359,614,947	$359,614,947
Total Investments		$3,856,023,722

Other Assets, Less Liabilities - (7.8)%		(277,788,380)
Net Assets - 100.0%		$3,578,235,342

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $425,750,036, representing 11.9% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.565%, 2019	1/15/10-3/04/2010	$4,507,622	$5,686,279
Anthracite Ltd., “CFL”, CDO, FRN, 1.455%, 2037	3/03/11	969,812	974,697
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-1/01/13	5,152,226	280,800
Ardagh Packaging Finance PLC, 4.875%, 2022	1/16/13-1/25/13	3,042,488	2,999,925
Banc of America Commercial Mortgage, Inc., 5.338%, 2043	10/26/12	10,349,933	10,496,942
Banc of America Commercial Mortgage, Inc., FRN, 5.628%, 2049	10/03/12	2,418,407	2,535,512
Banc of America Large Loan Ball, FRN, 5.325%, 2044	11/16/12	5,200,487	5,333,591
Bayview Commercial Asset Trust, FRN, 0.514%, 2035	6/09/05	557,473	407,584
Bayview Commercial Asset Trust, FRN, 2.793%, 2036	2/28/06	1,207,634	26,625
Bayview Commercial Asset Trust, FRN, 0.474%, 2036	2/23/06	437,546	335,979
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,013,587	122,508
Bayview Commercial Asset Trust, FRN, 3.89%, 2036	9/11/06	2,392,425	477,679
Bayview Commercial Asset Trust, FRN, 3.806%, 2036	10/25/06	1,240,629	309,407

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 4.04%, 2037	1/26/07-5/29/09	$1,120,239	$899,592
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	785,833	41,620
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.804%, 2040	3/01/06	3,236,867	2,040,434
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,483,198	7,126,549
Chesapeake Funding LLC, “A”, FRN, 0.949%, 2023	5/10/12	8,280,000	8,321,102
Commercial Mortgage Asset Trust, FRN, 0.674%, 2032	8/25/03-4/09/12	58,425	56,341
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	3,713,618	3,769,305
Crest G-Star, CDO, 6.95%, 2032	9/13/05	4,559,736	4,349,819
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018	1/21/10-3/04/10	1,023,703	1,232,419
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	327,102	388,406
Crest Ltd., “B”, CDO, FRN, 1.65%, 2035	1/12/10	335,589	394,084
Daimler Finance North America LLC, 1.875%, 2018	1/07/13	7,174,291	7,184,729
Falcon Franchise Loan LLC, FRN, 6.022%, 2023	1/18/02-3/23/11	5,173	14,752
Falcon Franchise Loan LLC, FRN, 8.026%, 2025	1/29/03-3/23/11	127,692	255,957
First Union National Bank Commercial Mortgage, FRN, 1.589%, 2043	12/11/03-4/09/12	5,219	2,131
Gaz Capital S.A., 3.85%, 2020	1/30/13	4,339,000	4,340,322
Gramercy Real Estate Ltd., CDO, FRN, 0.621%, 2035	6/21/05	509,204	473,560
KKR Financial CLO Ltd., “A1”, FRN, 0.57%, 2017	4/11/11	1,380,544	1,412,835
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	3,880,036	4,117,205
Morgan Stanley Capital I, Inc., FRN, 1.128%, 2031	6/10/03	13,683	925
Morgan Stanley Re-REMIC Trust, FRN, 5.791%, 2045	12/06/12-1/07/13	19,222,814	19,082,746
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,935,876	5,139,606
Preferred Term Securities XIX Ltd., CDO, FRN, 0.658%, 2035	9/08/05-3/28/11	7,510,334	5,151,060
SIBUR Securities Ltd., 3.914%, 2018	1/24/13-1/30/13	8,927,375	8,905,715
Salomon Brothers Mortgage Securities, Inc., FRN, 7.145%, 2032	1/07/05	204,354	181,843
System Energy Resources, Inc., 5.129%, 2014	4/16/04	147,502	149,257
Total Restricted Securities			$115,019,842
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/13

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	400	$57,387,500	March - 2013	$986,307
U.S. Treasury Note 10 yr (Short)	USD	300	39,384,375	March - 2013	657,048

					$1,643,355

At January 31, 2013, the fund had liquid securities with an aggregate value of $1,417,999 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$577,810,189	$—	$577,810,189
Non-U.S. Sovereign Debt	—	71,168,719	—	71,168,719
Municipal Bonds	—	7,290,909	—	7,290,909
U.S. Corporate Bonds	—	1,213,150,011	—	1,213,150,011
Residential Mortgage-Backed Securities	—	917,621,293	—	917,621,293
Commercial Mortgage-Backed Securities	—	236,028,133	—	236,028,133
Asset-Backed Securities (including CDOs)	—	145,102,550	—	145,102,550
Foreign Bonds	—	328,236,971	—	328,236,971
Mutual Funds	359,614,947	—	—	359,614,947
Total Investments	$359,614,947	$3,496,408,775	$—	$3,856,023,722

Other Financial Instruments
Futures Contracts	$1,643,355	$—	$—	$1,643,355

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,741,473,720
Gross unrealized appreciation	153,807,855
Gross unrealized depreciation	(39,257,853)
Net unrealized appreciation (depreciation)	$114,550,002

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	169,298,396	1,211,754,019	(1,021,437,468)	359,614,947

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$236,284	$359,614,947

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.